As filed with the Securities and Exchange Commission

on May 1, 2006

Registration No. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☐

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	☐

Amendment No.	☐

(Check appropriate box or boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as specified in Charter)

One Financial Center

Boston, MA 02110

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (866) 348-1468

James R. Bordewick, Jr.

c/o Columbia Management Group

100 Federal Street

Boston, MA 02110

 (Name and Address of Agent for Service)

With copies to:

Marco E. Adelfio, Esq.

Steven G. Cravath, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Suite 5500

Washington, D.C.  20006

It is proposed pursuant to Rule 488 under the Securities Act of 1933 that this filing will become effective on May 30, 2006.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  The Registrant filed on June 29, 2005, the notice required by Rule 24f-2 for its fiscal year ended March 31, 2005 (File Nos. 333-89661; 811-9645).

Columbia Funds Series Trust

Cross-Reference Sheet

PART A

Item No.	Item Caption	Prospectus Caption

1	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	COVER PAGE OF REGISTRATION STATEMENT; CROSS-REFERENCE SHEET; FRONT COVER PAGE OF PROXY STATEMENT/PROSPECTUS

2	Beginning and Outside Back Cover Page of Prospectus	TABLE OF CONTENTS

3	Fee Table, Synopsis Information, and Risk Factors

SUMMARY – FEE TABLES; OVERVIEW OF THE REORGANIZATION AGREEMENT; OVERVIEW OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES; OVERVIEW OF SERVICE PROVIDERS; OVERVIEW OF PURCHASE, REDEMPTION, DISTRIBUTION, EXCHANGE AND OTHER POLICIES AND PROCEDURES; U.S. FEDERAL INCOME TAX CONSEQUENCES; PRINCIPAL RISK FACTORS.

4	Information About the Transaction

THE REORGANIZATIONS – DESCRIPTION OF THE REORGANIZATION AGREEMENT; REASONS FOR THE REORGANIZATIONS AND OTHER CONSIDERATIONS; BOARD CONSIDERATION; COMPARISON OF INVESTMENT MANAGEMENT, INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES; COMPARISON OF PERFORMANCE; COMPARISON OF INVESTMENT POLICIES AND LIMITATIONS; COMPARISON OF FORMS OF BUSINESS ORGANIZATIONS; COMPARISON OF SERVICE PROVIDERS; COMPARISON OF ADVISORY SERVICES AND FEES; COMPARISON OF PURCHASE, REDEMPTION, DISTRIBUTION AND EXCHANGE POLICIES AND OTHER SHAREHOLDER TRANSACTIONS AND SERVICES; MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES; CAPITALIZATION

5	Information About the Registrant	N/A

6	Information About the Fund Being Acquired	ADDITIONAL INFORMATION

7	Voting Information	VOTING MATTERS — GENERAL INFORMATION; QUORUM; SHAREHOLDER APPROVAL; PRINCIPAL SHAREHOLDERS; ANNUAL MEETINGS AND SHAREHOLDER MEETINGS

8	Interest of Certain Persons and Experts	NOT APPLICABLE

9	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	NOT APPLICABLE

PART B

Item No.	Item Caption	Statement of Additional Information Caption

10	Cover Page	COVER PAGE

11	Table of Contents	TABLE OF CONTENTS

12	Additional Information About the Registrant	INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

13	Additional Information About the Fund Being Acquired	INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

14	Financial Statements	EXHIBITS TO STATEMENT OF ADDITIONAL INFORMATION

PART C

Item No.

15-17	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

COLUMBIA FUNDS SERIES TRUST I
Columbia Small Company Equity Fund

One Financial Center
Boston, Massachusetts 02111
Telephone: (866) 348-1468

June 15, 2006

Dear Shareholder:

We are pleased to invite you to a special meeting of shareholders of the Columbia Small Company Equity Fund (the "Fund"). The meeting will be held at 10:00 a.m., Eastern time, on September 6, 2006, at One Financial Center, Boston, Massachusetts (the "Meeting"). At the Meeting, you will be asked to approve the reorganization (the "Reorganization") of your Fund into Columbia Small Cap Growth Fund II, a corresponding acquiring mutual fund (the "Acquiring Fund") in Columbia Funds Series Trust.

The proposed Reorganization is recommended by Columbia Management Advisors, LLC ("CMA"), the investment adviser to the Fund and Acquiring Fund. CMA and the Board of Trustees of Columbia Funds Series Trust I (the "Board") believe that the proposed Reorganization will accomplish two important goals. First, by reorganizing funds with similar investment objectives and principal investment strategies, CMA can create larger, more efficient investment portfolios. Second, by streamlining their product offerings, CMA can more efficiently concentrate their investment management and distribution resources on a more focused group of portfolios. Importantly, the pro forma total operating expense ratio of each Acquiring Fund share class after the Reorganization is expected to be lower than it is currently for each corresponding Fund share class.

If shareholder approval is obtained and the other conditions to the Reorganization are satisfied, it is anticipated that the Fund will be reorganized into the Acquiring Fund in September or October, 2006, when Fund shares will be exchanged for shares of a designated class of shares of the Acquiring Fund of equal dollar value. It also is expected that the exchange of shares in the Reorganization will be tax-free for U.S. federal income tax purposes.

THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF THE FUND.

The formal Notice of Special Meeting, Combined Proxy Statement/Prospectus and Proxy Ballot are enclosed. The Reorganization and the reasons for the unanimous recommendation of the Board are discussed in more detail in the enclosed materials, which you should read carefully. If you have any questions, please do not hesitate to contact us at the toll-free number set forth above. We look forward to your attendance at the Meeting or to receiving your Proxy Ballot so that your shares may be voted at the Meeting.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

CHRISTOPHER L. WILSON

President
Columbia Funds Series Trust I

YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY SUBMITTING YOUR PROXY BALLOT ACCORDING TO THE INSTRUCTIONS SHOWN ON THE BALLOT.

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COLUMBIA FUNDS SERIES TRUST I
Columbia Small Company Equity Fund

One Financial Center
Boston, Massachusetts 02111

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

To Be Held on September 6, 2006

SHAREHOLDERS:

PLEASE TAKE NOTE THAT a special meeting of shareholders of Columbia Small Company Equity Fund (the "Fund") will be held at 10:00 a.m., Eastern Time, on September 6, 2006, at One Financial Center, Boston, Massachusetts, for the following purpose:

ITEM 1. To approve an Agreement and Plan of Reorganization, as described in the accompanying Combined Proxy Statement/Prospectus.

ITEM 2. Such other business as may properly come before the meeting or any adjournment(s).

THE BOARD OF TRUSTEES OF COLUMBIA FUNDS SERIES TRUST I UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF THE FUND.

Shareholders of record as of the close of business on June 14, 2006 are entitled to notice of, and to vote at the meeting or any adjournment(s) thereof.

By Order of the Board,

JAMES R. BORDEWICK, JR.

Secretary
Columbia Funds Series Trust I

June 15, 2006

This Page Intentionally Left Blank

COMBINED PROXY STATEMENT/PROSPECTUS

Dated June 15, 2006

PROXY STATEMENT FOR:

COLUMBIA FUNDS SERIES TRUST I
Columbia Small Company Equity Fund

One Financial Center
Boston, Massachusetts 02111
Telephone: (866) 348-1468

PROSPECTUS FOR:

COLUMBIA FUNDS SERIES TRUST
Columbia Small Cap Growth Fund II

One Financial Center
Boston, Massachusetts 02111
Telephone: (866) 348-1468

For ease of reading, certain terms or names that are used in this Proxy/Prospectus have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found at Appendix A. A shareholder may find it helpful to review the terms and names in Appendix A before reading this Proxy/Prospectus.

This Proxy/Prospectus contains information that you should know before voting on the approval of the Reorganization Agreement, as described herein.

This Proxy/Prospectus, which should be read carefully and retained for future reference, sets forth concisely information about the proposed Reorganization, and information about the Acquiring Fund that a shareholder should know before deciding how to vote. It is both a proxy statement for the Meeting and a prospectus offering shares in the Acquiring Fund. It is expected that this Proxy/Prospectus will be mailed to shareholders on or about July 7, 2006.

Additional information about the Fund and the Acquiring Fund is available in their prospectuses, statements of additional information (or "SAIs") and annual and semi-annual reports to shareholders. The information contained in the prospectuses for the Fund and Acquiring Fund is legally deemed to be part of this Proxy/Prospectus and is incorporated by reference. In addition, a copy of the Acquiring Fund prospectus dated November 1, 2005, as supplemented, for the class of shares a Fund shareholder would receive in the Reorganization also accompanies this Proxy/Prospectus. The Fund's annual report to shareholders for the fiscal year ended September 30, 2005 and semi-annual report to shareholders for the fiscal period ended March 31, 2006, and the Acquiring Fund's annual report to shareholders for the fiscal year ended March 31, 2006, previously have been mailed to shareholders. The SAI relating to this Proxy/Prospectus is incorporated herein by reference and is dated June 15, 2006.

Additional copies of any Fund or Acquiring Fund documents are available without charge by writing to the address or calling the phone number given above. These documents also are available on the SEC's website at www.sec.gov.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Meeting has been called to consider the Reorganization Agreement dated as of June 15, 2006 that provides for the Reorganization of the Fund into the Acquiring Fund as shown below:

IF YOU OWN SHARES IN THE FUND	YOU WOULD RECEIVE SHARES OF THE ACQUIRING FUND IN THE REORGANIZATION
Columbia Small Company Equity Fund	Columbia Small Cap Growth Fund II

Class A Shares	Class A Shares

Class B Shares	Class B Shares

Class C Shares	Class C Shares

Class G Shares	Class A Shares

Class T Shares	Class A Shares

Class Z Shares	Class Z Shares

TABLE OF CONTENTS

APPROVAL OF THE REORGANIZATION AGREEMENT—SUMMARY OF THE PROPOSED REORGANIZATION	3

Fee Tables	3

Overview of the Reorganization Agreement	8

Overview of Investment Objectives and Principal Investment Strategies	9

Overview of Service Providers	9

Overview of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services	10

U.S. Federal Income Tax Consequences	10

Principal Risk Factors	10

Description of Principal Investment Risks	11

MORE INFORMATION ABOUT THE REORGANIZATION	11

Description of the Reorganization Agreement	11

Reasons for the Reorganization and Other Considerations	12

Board Consideration	12

Comparison of Investment Objectives and Principal Investment Strategies	13

Comparison of Investment Policies and Limitations	15

Comparison of Performance	16

Comparison of Forms of Business Organizations and Governing Law	16

Comparison of Service Providers	16

The Fund's Acquiring Fund's Portfolio Managers	16

Investment Advisory Fees	17

Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services	17

Material U.S. Federal Income Tax Consequences	17

Qualification of the Reorganization as a "Reorganization" under the Code	18

Status as a Regulated Investment Company	19

U.S. Federal Income Taxation of an Investment in the Acquiring Fund

Capitalization	19

VOTING MATTERS	20

General Information	20

Information About the Meeting and the Voting and Tabulation of Proxies	20

Adjournments	21

Submission of Proposals from Shareholders at Future Meetings	21

Principal Shareholders	22

ADDITIONAL INFORMATION	22

Legal Proceedings	22

Other Business	23

Shareholder Inquiries	23

APPENDIX A—GLOSSARY	A-1

APPENDIX B—COMPARISON OF FUNDAMENTAL POLICIES AND LIMITATIONS OF THE FUND AND THE ACQUIRING FUND	B-1

APPENDIX C—FUND AND ACQUIRING FUND PERFORMANCE	C-1

APPENDIX D—COMPARISON OF ORGANIZATIONAL DOCUMENTS AND GOVERNING LAW	D-1

APPROVAL OF THE REORGANIZATION AGREEMENT

SUMMARY OF THE PROPOSED REORGANIZATION

The following is an overview of certain information relating to the proposed Reorganization. More complete information is contained throughout the Proxy/Prospectus and its Appendices.

Fee Tables

The tables below describe the current and pro forma fees and expenses associated with holding Fund and Acquiring Fund shares. In particular, the tables compare the fees and expenses for each class of the Fund and the corresponding class of the Acquiring Fund, and show the estimated fees and expenses for the Acquiring Fund on a pro forma basis after giving effect to the Reorganization. The operating expense levels shown in this Proxy/Prospectus assume net asset levels; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

Class A	Columbia Small Company Equity Fund		Columbia Small Cap Growth Fund II		Pro Forma Columbia Small Cap Growth Fund II (Acquiring)
Shareholder Fees (fees paid directly from your investment)
• Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		5.75%		5.75%
• Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value(1)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)(2)
• Management fees(3)	0.82%		0.86%		0.80%
• Distribution (12b-1) and/or shareholder servicing fees	0.25	%(4)	0.25%		0.25%
• Other expenses	0.24	%(5)	0.07%		0.13%
• Total annual fund operating expenses	1.31%		1.18	%(6)	1.18%

(1)  A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Class A Shares and sell them within twelve months of buying them.

(2)  These fees and expenses for the Acquiring Fund include the Acquiring Fund's portion of the fees and expenses deducted from the Master Portfolio.

(3)  The Fund pays a management fee of 0.75% and an administration fee of 0.07%. The Acquiring Fund pays an advisory fee of 0.69% and an administration fee of 0.17%. The Acquiring Fund (pro forma) expects to pay an advisory fee of 0.68% and an administration fee of 0.12%. The Acquiring Fund's investment adviser has implemented a breakpoint schedule for the Acquiring Fund's investment advisory fees. The investment advisory fees charged to the Acquiring Fund will decline as Fund assets grow and will continue to be based on a percentage of the Acquiring Fund's daily assets. The breakpoint schedule for the Acquiring Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; and 0.60% for assets in excess of $1 billion.

(4)  The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the fund's average daily net assets attributable to Class A Shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but will limit such fees to an aggregate fee of not more than 0.25% for Class A Shares during the current fiscal year.

(5)  Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency and pricing and bookkeeping services effective November 1, 2005.

(6)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to 1.40% until July 31, 2006. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed to for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Columbia Small Company Equity Fund (Acquired Fund)	$701	$966	$1,252	$2,063
Columbia Small Cap Growth Fund II (Acquiring Fund)	$688	$928	$1,187	$1,924
Pro Forma Columbia Small Cap Growth Fund II (Acquiring Fund)	$688	$928	$1,187	$1,924

Class B	Columbia Small Company Equity Fund		Columbia Small Cap Growth Fund II		Pro Forma Columbia Small Cap Growth Fund II (Acquiring)
Shareholder Fees (fees paid directly from your investment)
• Redemption fee (%) (as a percentage of amount redeemed, if applicable)(1)	5.00%		5.00%		5.00%
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)(2)
• Management fees(3)	0.82%		0.86%		0.80%
• Distribution (12b-1) and/or shareholder servicing fees	1.00%		1.00%		1.00%
• Other expenses	0.24	%(4)	0.07%		0.13%
• Total annual fund operating expenses	2.06%		1.93	%(5)	1.93%

(1)  This charge decreases over time.

(2)  These fees and expenses for the Acquiring Fund include the Acquiring Fund's portion of the fees and expenses deducted from the Master Portfolio.

(3)  The Fund pays a management fee of 0.75% and an administration fee of 0.07%. The Acquiring Fund pays an advisory fee of 0.69% and an administration fee of 0.17%. The Acquiring Fund (pro forma) expects to pay an advisory fee of 0.68% and an administration fee of 0.12%. The Acquiring Fund's investment adviser has implemented a breakpoint schedule for the Acquiring Fund's investment advisory fees. The investment advisory fees charged to the Acquiring Fund will decline as Fund assets grow and will continue to be based on a percentage of the Acquiring Fund's daily assets. The breakpoint schedule for the Acquiring Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; and 0.60% for assets in excess of $1 billion.

(4)  Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency and pricing and bookkeeping services effective November 1, 2005.

(5)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to 2.15% until July 31, 2006. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed to for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Columbia Small Company Equity Fund (Acquired Fund)
• Did not sell shares	$209	$646	$1,108	$2,197
• Sold shares at end of period	709	946	1,308	2,197
Columbia Small Cap Growth Fund II (Acquiring Fund)
• Did not sell shares	196	606	1,042	2,059
• Sold shares at end of period	696	906	1,242	2,059
Pro Forma Columbia Small Cap Growth Fund II (Acquiring Fund)
• Did not sell shares	196	606	1,042	2,059
• Sold shares at end of period	696	906	1,242	2,059

Class C	Columbia Small Company Equity Fund		Columbia Small Cap Growth Fund II		Pro Forma Columbia Small Cap Growth Fund II (Acquiring)
Shareholder Fees (fees paid directly from your investment)
• Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value(1)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)(2)
• Management fees(3)	0.82%		0.86%		0.80%
• Distribution (12b-1) and/or shareholder servicing fees	1.00%		1.00%		1.00%
• Other expenses	0.24	%(4)	0.07%		0.13%
• Total annual fund operating expenses	2.06%		1.93	%(5)	1.93%

(1)  This charge applies to investors who buy Class C Shares and sell them within one year of buying them.

(2)  These fees and expenses for the Acquiring Fund include the Acquiring Fund's portion of the fees and expenses deducted from the Master Portfolio.

(3)  The Fund pays a management fee of 0.75% and an administration fee of 0.07%. The Acquiring Fund pays an advisory fee of 0.69% and an administration fee of 0.17%. The Acquiring Fund (pro forma) expects to pay an advisory fee of 0.68% and an administration fee of 0.12%. The Acquiring Fund's investment adviser has implemented a breakpoint schedule for the Acquiring Fund's investment advisory fees. The investment advisory fees charged to the Acquiring Fund will decline as Fund assets grow and will continue to be based on a percentage of the Acquiring Fund's daily assets. The breakpoint schedule for the Acquiring Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; and 0.60% for assets in excess of $1 billion.

(4)  Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency and pricing and bookkeeping services effective November 1, 2005.

(5)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to 2.15% until July 31, 2006. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed to for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Columbia Small Company Equity Fund (Acquired Fund)
• Did not sell shares	$209	$646	$1,108	$2,390
• Sold shares at end of period	309	646	1,108	2,390
Columbia Small Cap Growth Fund II (Acquiring Fund)
• Did not sell shares	196	606	1,042	2,254
• Sold shares at end of period	296	606	1,042	2,254
Pro Forma Columbia Small Cap Growth Fund II (Acquiring Fund)
• Did not sell shares	196	606	1,042	2,254
• Sold shares at end of period	296	606	1,042	2,254

Class G/Class A	Columbia Small Company Equity Fund Class G		Columbia Small Cap Growth Fund II Class A		Pro Forma Columbia Small Cap Growth Fund II (Acquiring) Class A
Shareholder Fees (fees paid directly from your investment)
• Maximum sales charge (load) imposed on purchases, as a % of offering price	n/a		5.75%		5.75%
• Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%		1.00	%(1)	1.00	%(1)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)(2)
• Management fees(3)	0.82%		0.86%		0.80%
• Distribution (12b-1) and/or shareholder servicing fees	0.95	%(4)	0.25%		0.25%
• Other expenses	0.24	%(5)	0.07%		0.13%
• Total annual fund operating expenses	2.01%		1.18	%(6)	1.18%

(1)  A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Class A Shares and sell them within twelve months of buying them.

(2)  These fees and expenses for the Acquiring Fund include the Acquiring Fund's portion of the fees and expenses deducted from the Master Portfolio.

(3)  The Fund pays a management fee of 0.75% and an administration fee of 0.07%. The Acquiring Fund pays an advisory fee of 0.69% and an administration fee of 0.17%. The Acquiring Fund (pro forma) expects to pay an advisory fee of 0.68% and an administration fee of 0.12%. The Acquiring Fund's investment adviser has implemented a breakpoint schedule for the Acquiring Fund's investment advisory fees. The investment advisory fees charged to the Acquiring Fund will decline as Fund assets grow and will continue to be based on a percentage of the Acquiring Fund's daily assets. The breakpoint schedule for the Acquiring Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; and 0.60% for assets in excess of $1 billion.

(4)  The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the fund's average daily net assets attributable to Class G Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% for Class G Shares during the current fiscal year.

(5)  Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency and pricing and bookkeeping services effective November 1, 2005.

(6)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to 1.40% until July 31, 2006. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed to for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Columbia Small Company Equity Fund (Acquired Fund)
• Did not sell shares	$204	$630	$1,083	$2,170
• Sold shares at end of period	704	1,030	1,383	2,170
Columbia Small Cap Growth Fund II (Acquiring Fund)	$688	$928	$1,187	$1,924
Pro Forma Columbia Small Cap Growth Fund II (Acquiring Fund)	$688	$928	$1,187	$1,924

Class T/Class A	Columbia Small Company Equity Fund Class T		Columbia Small Cap Growth Fund II Class A		Pro Forma Columbia Small Cap Growth Fund II (Acquiring) Class A
Shareholder Fees (fees paid directly from your investment)
• Maximum sales charge (load) imposed on purchases, as a % of offering price	5.00%		5.75%		5.75%
• Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value(1)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)(2)
• Management fees(3)	0.82%		0.86%		0.80%
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		0.25%		0.25%
• Other expenses	0.54	%(4)(5)	0.07%		0.13%
• Total annual fund operating expenses	1.36%		1.18	%(6)	1.18%

(1)  A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Class A Shares and sell them within twelve months of buying them.

(2)  These fees and expenses for the Acquiring Fund include the Acquiring Fund's portion of the fees and expenses deducted from the Master Portfolio.

(3)  The Fund pays a management fee of 0.75% and an administration fee of 0.07%. The Acquiring Fund pays an advisory fee of 0.69% and an administration fee of 0.17%. The Acquiring Fund (pro forma) expects to pay an advisory fee of 0.68% and an administration fee of 0.12%. The Acquiring Fund's investment adviser has implemented a breakpoint schedule for the Acquiring Fund's investment advisory fees. The investment advisory fees charged to the Acquiring Fund will decline as Fund assets grow and will continue to be based on a percentage of the Acquiring Fund's daily assets. The breakpoint schedule for the Acquiring Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; and 0.60% for assets in excess of $1 billion.

(4)  The Fund may pay shareholder service fees (which are included in "other expenses") up to a maximum of 0.50% of the fund's average daily net assets attributable to Class T Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.30% for Class T Shares during the current fiscal year.

(5)  Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency and pricing and bookkeeping services effective November 1, 2005.

(6)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to 1.40% until July 31, 2006. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed to for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Columbia Small Company Equity Fund (Acquired Fund)	$706	$981	$1,277	$2,116
Columbia Small Cap Growth Fund II (Acquiring Fund)	$688	$928	$1,187	$1,924
Pro Forma Columbia Small Cap Growth Fund II (Acquiring Fund)	$688	$928	$1,187	$1,924

Class Z	Columbia Small Company Equity Fund	Columbia Small Cap Growth Fund II		Pro Forma Columbia Small Cap Growth Fund II (Acquiring)
Shareholder Fees (fees paid directly from your investment)
• Maximum sales charge (load) imposed on purchases, as a % of offering price	n/a	n/a		n/a
• Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	n/a	n/a		n/a
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)(1)
• Management fees(2)	0.82%	0.86%		0.80%
• Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%		0.00%
• Other expenses(3)	0.24%	0.07%		0.13%
• Total annual fund operating expenses	1.06%	0.93	%(4)	0.93%

(1)  These fees and expenses for the Acquiring Fund include the Acquiring Fund's portion of the fees and expenses deducted from the Master Portfolio.

(2)  The Fund pays a management fee of 0.75% and an administration fee of 0.07%. The Acquiring Fund pays an advisory fee of 0.69% and an administration fee of 0.17%. The Acquiring Fund (pro forma) expects to pay an advisory fee of 0.68% and an administration fee of 0.12%. The Acquiring Fund's investment adviser has implemented a breakpoint schedule for the Acquiring Fund's investment advisory fees. The investment advisory fees charged to the Acquiring Fund will decline as Fund assets grow and will continue to be based on a percentage of the Acquiring Fund's daily assets. The breakpoint schedule for the Acquiring Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; and 0.60% for assets in excess of $1 billion.

(3)  Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency and pricing and bookkeeping services effective November 1, 2005.

(4)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to 1.15% until July 31, 2006. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed to for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Columbia Small Company Equity Fund (Acquired Fund)	$108	$337	$585	$1,294
Columbia Small Cap Growth Fund II (Acquiring Fund)	$95	$296	$515	$1,143
Pro Forma Columbia Small Cap Growth Fund II (Acquiring Fund)	$95	$296	$515	$1,143

Overview of the Reorganization Agreement

The document that governs the Reorganization is the Reorganization Agreement. The Reorganization Agreement provides for: (i) the transfer of all of the assets of the Fund to, and the assumption of all of the liabilities and obligations of the Fund by, the Acquiring Fund in exchange for a designated class of shares of the Acquiring Fund; and (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of their Fund. In other words, as a result of the Reorganization, Fund shareholders will become shareholders of the Acquiring Fund and will hold, immediately after the Reorganization, Acquiring Fund shares of a similar class that have a total dollar value equal to the total dollar value of the Fund shares that the shareholder held immediately before the Reorganization.

The Reorganization Agreement also provides that, as a condition to the Closing, the Reorganization must be approved by a separate "vote of a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund's Class T shareholders in addition to the approval by the Fund's shareholders voting as a single group.

The Reorganization is expected to occur in September or October, 2006. It is expected that the exchange of Fund shares for Acquiring Fund shares in the Reorganization will be tax-free for U.S. federal income tax purposes. Fund shareholders will not pay any sales charge or sales load on the exchange.

The out-of-pocket expenses associated with the Reorganization will first be allocated to the Fund or the Acquiring Fund. Reorganization expenses that are specifically allocable to the Fund (e.g., the costs of printing and mailing the Proxy/Prospectus are allocated exclusively to the Fund). Costs of the Reorganization that are not specifically allocable to either the Fund or Acquiring Fund are divided equally between the Fund and Acquiring Fund. Following this initial allocation, CMA and/or its affiliates will limit the expenses actually allocated to the Fund or Acquiring Fund to the anticipated reductions in expenses expected to be borne by the Fund or Acquiring Fund over the first year following the Reorganization. Any reduction in Reorganization expenses allocable to the Fund or Acquiring Fund as a result of these limitations is borne by CMA and/or its affiliates. If the Reorganization does not close for whatever reason, CMA will pay all expenses associated with the proposed Reorganization.

The Fund and Acquiring Fund are expected to bear the costs of the Reorganization as follows:

Reorganization	Allocation of Expenses
Columbia Small Company Equity Fund	$157,515
Columbia Small Cap Growth Fund II	$0

For more information about the Reorganization and the Reorganization Agreement, see "More Information about the Reorganization – Description of the Reorganization Agreement."

Overview of Investment Objectives and Principal Investment Strategies

The investment objectives and principal investment strategies of the Fund and Acquiring Fund are substantially similar. The Fund seeks capital appreciation while the Acquiring Fund seeks long-term capital growth by investing primarily in equity securities.

Both the Fund and Acquiring Fund pursue their investment objectives by investing in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of companies with market capitalizations between approximately $3 million and $4.39 billion. The Fund and Acquiring Fund each invest primarily in common stock of U.S. companies but may invest up to 20% of their total assets in foreign equity securities. Under normal market conditions, the Acquiring Fund invests at least 80% of its assets in companies with market capitalizations of $2 billion or less. The Acquiring Fund may also invest up to 10% of its total assets in securities that are not part of its principal investment strategy.

However, there is a structural difference between the Fund and Acquiring Fund. Unlike the Fund, the Acquiring Fund is a "feeder" fund. A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." The Acquiring Fund invests all of its assets in Columbia Small Cap Growth Master Portfolio (the "Master Portfolio"), a series of Columbia Funds Series Trust. Sometimes throughout this Proxy/Prospectus the terms "Acquiring Fund" and "Master Portfolio" are used interchangeably. The details of this structure are outlined below, under "The Reorganization – The Master/Feeder Structure."

For additional information about the similarities and differences between the investment objectives and principal investment strategies of the Fund and Acquiring Fund, see "More Information about the Reorganization – Comparison of Investment Objectives and Principal Investment Strategies."

Overview of Service Providers

Columbia Management Advisors, LLC ("CMA"), a registered investment adviser located at 100 Federal Street, Boston, Massachusetts 02110, serves as the investment adviser to the Fund and Acquiring Fund and to other mutual funds in the Columbia Funds Complex. CMA also serves as administrator of the Fund and Acquiring Fund.

Columbia Management Distributors, Inc. ("CMD"), a registered broker-dealer located at One Financial Center, Boston, Massachusetts 02111, serves as the distributor of the Fund's and Acquiring Fund's shares.

Columbia Management Services, Inc., also known as Columbia Funds Services ("CFSI"), is the transfer agent for the Fund's and Acquiring Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. CFSI is located at One Financial Center, Boston, Massachusetts 02110.

State Street Bank and Trust Company ("State Street"), located at 2 Avenue De Lafayette, Boston, Massachusetts 02111-2900, is the custodian for the assets of the Fund and Acquiring Fund.

PricewaterhouseCoopers LLP ("PwC"), located at 125 High Street, Boston, MA 02110, serves as the Fund's and Acquiring Fund's independent registered public accounting firm.

For additional information about the service providers, see the discussion under "More Information about the Reorganization – Comparison of Service Providers."

Overview of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services

The purchase, redemption, distribution, exchange and other policies and procedures of each share class of the Acquiring Fund at Closing will be substantially similar to those of the corresponding designated share class of the Fund prior to the Reorganization, with the exceptions discussed under "More Information about the Reorganization – Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services."

Important Note for Class T Shareholders of the Fund

The Board of Columbia Funds Series Trust has adopted a combined distribution and shareholder servicing plan under Rule 12b-1 under the 1940 Act for the Class A Shares of the Acquiring Fund (the "Class A Distribution Plan"). Under the Class A Distribution Plan, the CMD and selling and servicing agents for the Acquiring Fund may be compensated for selling shares and providing services to investors at the maximum annual rate of 0.25% of Acquiring Fund's daily net assets.

Class T Shares of the Fund do not have a distribution (Rule 12b-1) plan and accordingly pay not Rule 12b-1 fees. Because of this difference, the Reorganization Agreement provides that, as a condition to Closing, the Reorganization must be approved by a separate "vote of a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund's Class T shareholders in addition to the approval by the Fund's shareholders voting as a single group.

U.S. Federal Income Tax Consequences

The Reorganization is not expected to result in the recognition of gain or loss, for U.S. federal income tax purposes, by the Fund, the Acquiring Fund or their respective shareholders. However, the sale of securities by any fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable distributions to such fund's shareholders. See "More Information about the Reorganizations – Material U.S. Federal Income Tax Consequences" for additional information. Since its inception, each of the Fund and Acquiring Fund believes it has qualified as a "regulated investment company" under the Code. Accordingly, each Fund and Acquiring Fund believes it has been, and expects to continue to be, relieved of any U.S. federal income tax liability on its taxable income and any gains distributed to shareholders.

Principal Risk Factors

The following compares the principal investment risks of the Fund and the Acquiring Fund. In some instances, a risk described by the Fund is similar to the risk described by an Acquiring Fund, but identified by different name. For example, "investment strategy risk" applicable to the Acquiring Fund is similar to "management risk" applicable to the Fund. In those instances, the risk, as identified by the Fund, appears in parentheses (i.e., investment strategy (management) risk). A more detailed risk description follows the comparisons below.

The Fund and Acquiring Fund are each subject to investment strategy (management and market) risk, small company (small- or mid-cap company) risk, and stock market (equity) risk. The Fund is additionally subject to foreign securities risk and frequent trading risk. The Acquiring Fund is additionally subject to technology and technology-related risk and risks related to investing in the master portfolio.

Description of Principal Investment Risks

•  Investment strategy (management and market) risk—Investment strategy risk is the risk that the value of the investments that the portfolio manager (or team) chooses will not rise as high as the portfolio manager (or team) expects, or will fall. Additionally, the security prices in a market, sector or industry may fall, reducing the value of a shareholder's investment. Because of this risk, there is no guarantee that the Fund or Acquiring Fund will achieve its investment objective or perform favorably among comparable funds.

•  Small company (small- or mid-cap company) risk—Stocks of small companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

•  Stock market (equity) risk—The value of stocks of the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•  Foreign securities risk—Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

•  Frequent trading risk—Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

•  Technology and technology-related risk—The Master Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

•  Investing in the Master Portfolio—Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Acquiring Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Acquiring Fund because different feeder funds typically have varying sales charges and ongoing administrative and other expenses.

MORE INFORMATION ABOUT THE REORGANIZATION

Description of the Reorganization Agreement

As noted in the Summary of Proposed Reorganization, the Reorganization Agreement is the governing document of the Reorganization. Among other things, it provides for: (i) the transfer of all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of a designated class of shares of the Acquiring Fund; and (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of the

Fund. After the Closing of the Reorganization, the Acquiring Fund will contribute in-kind to the Master Portfolio all of the assets it received from the Fund in the Reorganization in exchange for interests in the Master Portfolio of equal value.

The Reorganization Agreement also sets forth representations and warranties of the parties, describes the mechanics of the transaction and includes a number of conditions to the completion of the Reorganization, such as the requirement that a good standing certificate be obtained by each party and that no stop-orders or similar regulatory barriers have been issued by the SEC. The completion of the Reorganization also is conditioned upon each party receiving an opinion from Morrison & Foerster LLP to the effect that each Reorganization will qualify as a "reorganization" for U.S. federal income tax purposes.

If approved by the shareholders of the Fund, the Closing is expected to occur in September or October, 2006, or such other date as the parties may agree under the Reorganization Agreement. Below is a summary of key terms of the Reorganization Agreement.

•  The Fund will transfer all of the assets and liabilities attributable to each designated share class to the Acquiring Fund in exchange for shares of a designated class of shares of the Acquiring Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

•  The Reorganization will occur on the next business day after the time when the assets of the Fund are valued for the purposes of the Reorganization.

•  The shares of each designated class of shares of the Acquiring Fund received by the Fund will be distributed to the shareholders of the corresponding designated class of the Fund pro rata in accordance with their percentage ownership of such designated class of shares of the Fund in complete liquidation of the Fund.

•  The Reorganization requires approval by the Fund's shareholders and satisfaction of a number of other conditions; the Reorganization may be terminated at any time by mutual agreement.

The Reorganization Agreement also provides that, as a condition to the Closing, the Reorganization must be approved by a separate "vote of a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund's Class T shareholders in addition to the approval by the Fund's shareholders voting as a single group.

A copy of the Reorganization Agreement is available at no charge by calling the number set forth on the cover page of this Proxy/Prospectus or writing Columbia Funds Series Trust I or Columbia Funds Series Trust at the address listed on the first page of the Proxy/Prospectus.

Reasons for the Reorganization and Other Considerations

FleetBoston Financial Corporation ("FleetBoston") was acquired by Bank of America Corporation. As a result of the acquisition, certain mutual funds previously offered separately in the Columbia Funds complex are now offered together in the same distribution and sales channels. Because several funds have overlapping investment objectives and principal investment strategies, and many of the same individuals are responsible for the day-to-day management of overlapping funds, CMA is proposing to reduce overlap and streamline the Columbia Funds complex by combining like funds.

By reducing substantial overlap, CMA believes it can realize certain efficiencies in fund marketing, distribution and sales and also reduce potential confusion among investors about investment choices. CMA also believes that the potential realization of certain efficiencies will allow the Acquiring Fund to experience lower total operating expense ratios than the Fund currently experiences.

Board Consideration

Management presented the proposed Reorganization to the Board of Trustees of Columbia Funds Series Trust I for consideration at a meeting held on April 12, 2006. For the reasons discussed herein, the Board, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act), determined that the interests of the shareholders of the Fund would not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Fund and its shareholders.

The Board of Columbia Funds Series Trust I approved the Reorganization upon consideration of a number of factors, including the following:

•  Management's continuing initiative to streamline and improve product offerings and reduce overlap in the Columbia Funds complex by eliminating overlapping funds and clarifying investor choices;

•  Various potential shareholder benefits of the Reorganization (e.g., greater future opportunities to attract more assets and achieve greater economies of scale and greater diversification of assets thereby reducing exposure to risks);

•  The current asset levels of the Fund and Acquiring Fund and the combined pro forma asset level of the Acquiring Fund;

•  The relative historical investment performance of the Fund and Acquiring Fund, although no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Reorganization;

•  The expense ratios and information regarding fees and expenses of each Fund share class and its corresponding Acquiring Fund share class before and after the Reorganization, and that, in each case, the total operating expense ratios of the Acquiring Fund share class were expected to be lower than those of the corresponding Fund share class;

•  The possibility that the increased asset size of the Acquiring Fund on a post-Reorganization basis could provide the Acquiring Fund with more trading leverage and opportunities to purchase larger securities positions and participate in greater investment opportunities;

•  Whether the Reorganization would dilute the interests of the Fund's shareholders;

•  The similarities and differences in investment objectives, strategies, and risks of the Fund as compared with those of the Acquiring Fund;

•  The similarities and differences in each Fund share class as compared with its corresponding Acquiring Fund share class;

•  The fact that the shareholders of the Fund will experience no change in shareholder services as a result of the Reorganization;

•  Various other aspects of the Reorganization and the Reorganization Agreement, including the fact that as shareholders of the Acquiring Fund current Fund shareholders would be invested in a series of a Delaware statutory trust rather than a Massachusetts business trust; and

•  The federal income tax consequences of the Reorganization to the Fund and its shareholders, including the expected tax-free nature of each transaction for U.S. federal income tax purposes.

The Board also considered the future and potential benefits to CMA and its affiliates in that its costs to advise and administer the Acquiring Fund may be reduced if the Reorganization is approved.

THE BOARD RECOMMENDS THAT SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT.

CMA proposed the Reorganization to the Board of Trustees of Columbia Funds Series Trust at a meeting held April 4, 2006. The Columbia Funds Series Trust Board, all of whose members are not "interested persons" (as defined in the 1940 Act), also approved the Reorganization, having determined that the interest of shareholders of the Acquiring Fund would not be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of the Acquiring Fund and its shareholders.

Comparison of Investment Objectives and Principal Investment Strategies

Below describes the investment objectives and principal investment strategies of the Fund and the Acquiring Fund. The Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities in light of the fact that Fund and Acquiring Fund have compatible investment objectives or strategies.

Fund	Acquiring Fund
Principal Investment Strategies	Columbia Small Company Equity Fund—The Fund seeks capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. As of December 31, 2005, that index included companies with capitalizations between approximately $3 million and $4.39 billion. All market capitalizations are determined at the time of purchase. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.
In selecting investments for the Fund, the Fund's investment advisor looks for promising industries. It then looks within those industries for what it judges to be reasonably priced companies that have above-average growth potential. The advisor consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.
The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of deterioration in the performance of the security or in the financial condition of the issuer of the security.
As part of its investment strategy, the Fund may buy and sell securities frequently. Such trading usually increases portfolio turnover rates, which usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Such trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.
At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.	Columbia Small Cap Growth Fund II—The Acquiring Fund seeks long-term capital growth by investing primarily in equity securities.
The Acquiring Fund invests all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund.
Under normal circumstances, the Master Portfolio will invest at least 80% of its assets in companies with a market capitalization of $2 billion or less. The Master Portfolio may invest up to 20% of its assets in foreign securities.
The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.
The team identifies stocks, using a disciplined process based on the fundamental analysis of the overall economy, industry conditions, and the financial situation and management of each company. It generates ideas from:
• company meetings/conferences
• independent industry analysis
• systematic analysis
• Wall Street (brokerage) research
The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:
• gaining an in-depth understanding of the company's business
• evaluating the company's growth potential, risks and competitive strengths
• discussing its growth strategy with company management
• validating the growth strategy with external research
The team will only invest in a company when its stock price is believed to be attractive relative to its forecasted growth.
The team may sell a security when its price reaches a target set by the team, if the company's growth prospects are deteriorating, when the team believes other investments are more attractive, or for other reasons.
The team may use various strategies, consistent with the Master Portfolio's and Fund's investment objectives, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:
• may limit the number of buy and sell transactions it makes
• may try to sell shares that have the lowest tax burden on shareholders
• may offset capital gains by selling securities to realize a capital loss
While the Master Portfolio may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The Master/Feeder Structure

As noted, the Acquiring Fund is a feeder fund in a master/feeder structure, which means that it invests all of its assets in the Master Portfolio, which has a substantially similar investment objective and principal investment strategies. The Master Portfolio is a series of Columbia Funds Master Investment Trust.

One potential advantage of a master/feeder structure is that feeder funds investing in the same master portfolio can reduce their expenses through sharing costs of managing and administering a larger combined pool of assets. Another potential advantage of such a structure is that the master portfolio may have opportunities to pursue other distribution channels – such as offshore fund investors – that would not otherwise be available to stand-alone mutual funds. In addition, other feeder funds also may invest in the Master Portfolio in the future.

All feeders in the Master Portfolio will invest on the same terms and conditions as the Acquiring Fund and will pay a proportionate share of the Master Portfolio's expenses. For the Acquiring Fund, such expenses and fees are already reflected in the total operating expense ratios that are shown in this Proxy/Prospectus. However, other investors in the Master Portfolio are not required to sell their shares at the same offering price as the Acquiring Fund and could be sold with different sales loads and on-going administrative and other expenses. Therefore, Acquiring Fund shareholders may have different returns than other shareholders who invest in the Master Portfolio. In addition, the Acquiring Fund may withdraw its entire investment from the Master Portfolio if the Board of Columbia Funds Series Trust determines that it is in the best interests of the Acquiring Fund to do so. Also, other investors in the Master Portfolio similarly may withdraw their investment at any time. The Acquiring Fund might withdraw, for example, if the Master Portfolio changed its investment objective, policies and limitations in a manner unacceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Master Portfolio to the Acquiring Fund. That distribution could result in a less diversified portfolio of investments for the Acquiring Fund and could adversely affect the liquidity of the Acquiring Fund's investment portfolio. In addition, if securities were distributed, the Acquiring Fund generally would incur brokerage commissions, capital gains or losses, and/or other charges in converting the securities to cash. This could result in a lower net asset value of a shareholder's shares and/or certain adverse tax consequences for a shareholder.

The Acquiring Fund is currently one of only two interestholders in the Master Portfolio. The Acquiring Fund's interests represents [ ]% ownership of the Master Portfolio's assets. This means that any matter upon which the interestholders of the Master Portfolio are required to vote (for example, a new investment advisory contract) will be voted upon by both the Acquiring Fund and the other interestholder, although the Acquiring Fund practically will determine the outcome of any such matter. In determining how best to vote its interests, the Acquiring Fund may either submit the matter to its shareholders and vote its interests in the same proportion as its shareholders vote, or it may vote its interests in the same proportion as any other feeder fund's interests are voted, if any other feeder fund invests in the Master Portfolio in the future.

The Master Portfolio intends to be treated as a partnership for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a partnership, a proportionate share of any interest, dividends, gains and losses of the Master Portfolio will be deemed to have been realized (i.e., "passed through") to its shareholders, regardless of whether any amounts are actually distributed by the Master Portfolio. Each interestholder in the Master Portfolio, such as the Acquiring Fund, will be taxed on its share (as determined in accordance with the governing instruments of the Master Portfolio) of the Master Portfolio's income and gains in determining such holder's taxable income. The determination of such share will be made in accordance with the Code and Treasury Regulations promulgated thereunder. It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an interestholder in the Master Portfolio will be able to qualify as a regulated investment company by investing substantially all of its assets through the Master Portfolio.

Comparison of Investment Policies and Limitations

The fundamental investment policies of the Fund and the Acquiring Fund are substantially identical. For a detailed comparison of the fundamental investment policies of the Fund and the Acquiring Fund, see Appendix B to this Proxy/Prospectus.

Comparison of Performance

The bar charts in Appendix C show how the Fund and Acquiring Fund performed for various periods ending December 31, 2005. The bar charts show how the performance of each Fund's and Acquiring Fund's return has varied from year to year. The returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did. Of course, past performance is not an indication of future results. The tables show average annual total returns before taxes for the one-, five- and ten-year periods (or the life of the fund) ending December 31, 2005 for Class A, Class B, Class C, Class G, Class, T, and Class Z shares of the Fund and for Class A, Class B, Class C, and Class Z shares of the Acquiring Fund.

Comparison of Forms of Business Organizations and Governing Law

Columbia Small Company Equity Fund is an open-end diversified series of Columbia Funds Series Trust I, which is organized as a Massachusetts business trust and is governed by a Board of Trustees consisting of eleven members.

Columbia Small Cap Growth Fund II is an open-end diversified series of Columbia Funds Series Trust, which is a Delaware statutory trust and is governed by a Board of Trustees consisting of five members.

The chart in Appendix D provides additional information with respect to the similarities and differences in the forms of organization of the entities.

Comparison of Service Providers

The Fund and the Acquiring Fund have identical service providers. The table below shows the service providers for the Fund and Acquiring Fund after the Reorganizations.

	Fund	Acquiring Fund
Investment Adviser	CMA	CMA

Distributor	CMD	CMD

Administrator	CMA	CMA

Pricing and Bookkeeping Agent	CMA	CMA

Custodian	State Street	State Street

Transfer Agent	CFSI	CFSI

Independent Registered Public Accounting Firm	PwC	PwC

The Fund's and Acquiring Fund's Portfolio Managers

The SmallCap Growth Strategies Team of CMA is responsible for making the day-to-day investment decisions for the Acquiring Fund. The members of the Small Cap Growth Strategies Team are Daniel Cole, Paul Berlinguet, Daniele Donahoe, Jon Michael Morgan and Clifford Siverd. Their professional biographies are shown below. The same five individuals serve as the Fund's portfolio managers.

Portfolio Manager	Length of Service with Fund	Business Experience During Past Five Years
Daniel Cole	Columbia Small Cap Growth Fund II since September 2001	Columbia Management – Portfolio Manager since 2001

Paul Berlinguet	Columbia Small Cap Growth Fund II since December 2005	Columbia Management – Head of Small Cap Growth Team and Large Cap Growth Team since 2003 John Hancock Funds – Head of Large-Mid Cap Equity Group and Portfolio Manager since 2001

Daniele Donahoe	Columbia Small Cap Growth Fund II since December 2005	Columbia Management – Associated since 2002 Citigroup – Associate in Equity Research Department

Jon Michael Morgan	Columbia Small Cap Growth Fund II since December 2005	Columbia Management – Associated since 2000

Clifford Siverd	Columbia Small Cap Growth Fund II since December 2005	Columbia Management – Associated since 2001

Investment Advisory Fees

CMA serves as the investment adviser for the Fund and the Acquiring Fund. The advisory fee is computed daily and paid monthly based on average daily net assets. The table below sets forth the maximum advisory fees and breakpoints applicable to the Fund and the Acquiring Fund.

Fund	Rate of Compensation
Columbia Small Company Equity Fund	0.75% for assets up to $500 million 0.70% for assets in excess of $500 million but less than $1 billion 0.65% for assets in excess of $1 billion

Acquiring Fund
Columbia Small Cap Growth Fund II	0.70% for assets up to $500 million 0.65% for assets in excess of $500 million but less than $1 billion 0.60% for assets in excess of $1 billion

Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services

The chart below shows the share class mapping of a Fund to the Acquiring Fund.

Fund	Acquiring Fund
Class A Shares	Class A Shares

Class B Shares	Class B Shares

Class C Shares	Class C Shares

Class G Shares	Class A Shares

Class T Shares	Class A Shares

Class Z Shares	Class Z Shares

For details on these aspects of the various Fund and Acquiring Fund share classes, shareholders should consult their Fund or Acquiring Fund prospectuses, as supplemented.

The purchase, redemption, distribution and exchange policies of the Fund's share classes are substantially similar to those of the Acquiring Fund, except for the differences noted below.

•  The Board of Columbia Funds Series Trust has adopted a combined distribution and shareholder servicing plan under Rule 12b-1 under the 1940 Act for the Class A Shares of the Acquiring Fund (the "Class A Distribution Plan"). Under the Class A Distribution Plan, the CMD and selling and servicing agents for the Acquiring Fund may be compensated for selling shares and providing services to investors at the maximum annual rate of 0.25% of Acquiring Fund's daily net assets. Class T Shares of the Fund do not have a distribution (Rule 12b-1) plan and accordingly pay not Rule 12b-1 fees.

Material U.S. Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization. It is based on the Code, applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/ Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. A Fund shareholder's tax treatment may vary depending upon its particular situation. A Fund shareholder also may be subject to special rules not discussed below if it is a certain kind of Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

None of the parties have requested or will request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganization or any related transaction. The Internal Revenue Service could adopt positions contrary to those discussed below and such positions could be sustained. Fund shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences of the Reorganization to them, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification of Each Reorganization as a "Reorganization" under the Internal Revenue Code

The obligation of the parties to consummate the Reorganization is conditioned upon their receipt of an opinion of Morrison & Foerster LLP substantially to the effect that:

a)  The acquisition by the Acquiring Fund of the assets of the Fund in exchange for the Acquiring Fund's assumption of the liabilities and obligations of the Fund and issuance of Acquiring Fund shares to the Fund, followed by the distribution by the Fund of such Acquiring Fund shares to the shareholders of the Fund in exchange for their shares of the Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Fund and the corresponding Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

b)  No gain or loss will be recognized by the Fund (i) upon the transfer of its assets to its corresponding Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Fund or (ii) upon the distribution of the Acquiring Fund shares by the Fund to its shareholders in liquidation, as contemplated in paragraph 1 hereof;

c)  No gain or loss will be recognized by the Acquiring Fund upon receipt of the assets of the Fund in exchange for the assumption of liabilities and obligations and issuance of the Acquiring Fund;

d)  The tax basis of the assets of the Fund will be the same as the tax basis of such assets in the hands of the Fund immediately prior to the transfer, and the holding period of the assets of the Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Fund;

e)  The holding periods of the assets of the Fund in the hands of its corresponding Acquiring Fund will include the periods during which such assets were held by the Fund;

f)  No gain or loss will be recognized by Fund shareholders upon the exchange of all of their Fund shares for Acquiring Fund shares;

g)  The aggregate tax basis of Acquiring Fund shares to be received by each shareholder of the Fund will be the same as the aggregate tax basis of the Fund shares exchanged therefor;

h)  A Fund shareholder's holding period for Acquiring Fund shares to be received will include the period during which Fund shares exchanged therefor were held, provided that the shareholder held the Fund shares as a capital asset on the date of the exchange; and

i)  The Acquiring Fund will succeed to and take into account the items of the Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by each party, including representations in a certificate to be delivered by the management of each party, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion. The opinion will be qualified to reflect that the Code requires that certain contracts or securities (including, in particular, futures contracts, certain foreign currency contracts, "non-equity" options and investments in "passive foreign investment companies") to be marked-to-market (treated as sold for their fair market value) at the end of a taxable year (or upon their termination or transfer), and each Fund's taxable year will end as a result of the Reorganization.

As of December 31, 2005, for U.S. federal income tax purposes, neither the Fund nor the Acquiring Fund had any capital loss carryforwards or net unrealized capital losses.

Status as a Regulated Investment Company

Since its formation, the Fund and Acquiring Fund each believe it has qualified as a separate "regulated investment company" under the Code. Accordingly, each believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders.

Distribution of Income and Gains

Prior to the Reorganizations, the Fund's taxable year will end as a result of the Reorganization and generally is required to declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain, including capital gains on any securities disposed of in connection with the Reorganization. Such distributions will be made to such shareholders before or after the Reorganization. A Fund shareholder will be required to include any such distributions in such shareholder's taxable income. This may result in the recognition of income that could have been deferred or might never have been realized had the Reorganizations not occurred.

Moreover, if the Acquiring Fund has realized net investment income or net capital gains but not distributed such income or gains prior to the Reorganization, and a Fund shareholder acquires such shares of such Acquiring Fund in the Reorganization, a portion of such shareholder's subsequent distributions from the Acquiring Fund will, in effect, be a taxable return of part of such shareholder's investment. Similarly, if a Fund shareholder acquires Acquiring Fund shares in the Reorganization when such Acquiring Fund holds appreciated securities, such shareholder will receive a taxable return of part of such shareholder's investment if and when the Acquiring Fund sells the appreciated securities and distributes the realized gain. The Acquiring Fund has built up, and has the further potential to build up, high levels of unrealized appreciation.

Capitalization

The following table shows the total net assets, number of shares outstanding and net asset value per share of the Fund, the Acquiring Fund, and the Acquiring Fund on a pro forma combined basis. This information is generally referred to as the "capitalization." The term "pro forma capitalization" means the expected capitalization of the Acquiring Fund after it has combined with the Fund, i.e., as if the Reorganization had already occurred.

These capitalization tables are based on figures as of September 30, 2005. The ongoing investment performance and daily share purchase and redemption activity of the Fund and Acquiring Fund affects capitalization. Therefore, the capitalization on the Closing date may vary from the capitalization shown in the following tables. The accounting survivor in the Reorganization is the Acquiring Fund.

	Fund	Acquiring Fund	Pro Forma Adjustments		Pro Forma Acquiring Fund(1)
Class A Shares
Net asset value	$5,286,583	$135,407,561	$70,997,793	(2)(3)	$211,691,937
Shares outstanding	291,282	8,118,449	4,282,122	(3)	12,691,853
Net asset value per share	$18.15	$16.68	—		$16.68
Class B Shares
Net asset value	$2,398,112	$15,689,407	$(1,624	)(3)	$18,085,895
Shares outstanding	142,594	1,005,894	11,027	(3)	1,159,515
Net asset value per share	$16.82	$15.60	—		$15.60
Class C Shares
Net asset value	$1,073,972	$3,517,090	$(727	)(3)	$4,590,335
Shares outstanding	64,050	222,411	3,834	(3)	290,295
Net asset value per share	$16.77	$15.81	—		$15.81
Class G Shares
Net asset value	$3,675,638	$—	$(3,675,638	)(3)	$—
Shares outstanding	218,972	—	(218,972	)(3)	—
Net asset value per share	$16.79	$—	—		$—

	Fund	Acquiring Fund	Pro Forma Adjustments		Pro Forma Acquiring Fund(1)
Class T Shares
Net asset value	$67,373,851	$—	$(67,373,851	)(3)	$—
Shares outstanding	3,720,052	—	(3,720,052	)(3)	—
Net asset value per share	$18.11	$—			$—
Class Z Shares
Net asset value	$152,785,113	$330,734,470	$(103,468	)(3)	$483,416,115
Shares outstanding	7,951,333	19,354,767	982,643	(3)	28,288,743
Net asset value per share	$19.22	$17.09	—		$17.09

(1)  Assumes the Reorganization was consummated on September 30, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2)  Adjustment reflects one time proxy, accounting, legal and other costs of the Reorganization in the amount of $0 and $157,515 to be borne by the Acquiring Fund and the Fund, respectively.

(3)  Class A shares of the Fund are exchanged for Class A shares of the Acquiring Fund, based on the net asset value per share of the Acquiring Fund Class A shares at the time of the Reorganization. Class B shares of the Fund are exchanged for Class B shares of the Acquiring Fund, based on the net asset value per share of the Acquiring Fund Class B shares at the time of the Reorganization. Class C shares of the Fund are exchanged for Class C shares of the Acquiring Fund, based on the net asset value per share of the Acquiring Fund Class C shares at the time of the Reorganization. Class G shares of the Fund are exchanged for Class A shares of the Acquiring Fund, based on the net asset value per share of the Acquiring Fund Class A shares at the time of the Reorganization. Class T shares of the Fund are exchanged for Class A shares of the Acquiring Fund, based on the net asset value per share of the Acquiring Fund Class A shares at the time of the Reorganization. Class Z shares of the Fund are exchanged for Class Z shares of the Acquiring Fund, based on the net asset value per share of the Acquiring Fund Class Z shares at the time of the Reorganization.

VOTING MATTERS

General Information

This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board of Columbia Funds Series Trust I. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Columbia Funds Series Trust I also may solicit proxies by telephone or otherwise. Shareholders may submit their proxy by following the instructions shown on the proxy ballot. Any shareholder submitting a proxy may revoke it at any time before it is exercised at the Meeting by submitting a written notice of revocation addressed to one of the parties at the address shown on the cover page of this Proxy/Prospectus, or a subsequently executed proxy or by attending the Meeting and voting in person.

Only shareholders of record at the close of business on June 14, 2006 will be entitled to vote at the Meeting. On that date, the number of Fund shares outstanding and entitled to be voted are: [__________].

Each whole and fractional share of a Fund is entitled to a whole or fractional vote.

If the accompanying proxy ballot is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

Information About the Meeting and the Voting and Tabulation of Proxies

All proxies solicited by or on behalf of the Board of Columbia Funds Series Trust I that are properly executed and returned in time to be voted at the Meeting will be voted at the Meeting as instructed on the proxy. If a shareholder simply signs and returns the voting instruction card, it will be treated as an instruction to vote the shares represented thereby in favor of the proposal. The shares for which no voting instruction cards are returned will be voted in the same proportion as the shares for which voting instruction cards are returned.

Any proxy may be revoked at any time prior to its being exercised by written notification received by the Secretary of Columbia Funds Series Trust I, by the execution of a later dated proxy, or by attending the Meeting and voting in person.

Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Fund as tellers for the Meeting (the "Tellers"). Thirty percent (30%) of the shares of the Fund outstanding on the record date and entitled to vote, present at the Meeting in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the Fund.

Approval of the proposal requires the affirmative vote of a "majority of the outstanding voting securities" of the Fund's Class T shareholders in addition to the approval by the Fund's shareholders voting as a single group. As defined by the 1940 Act, a "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's (or Class T) shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Fund (or of Class T) are represented at the Meeting in person or by proxy, or (ii) more than 50% of the Fund's (or Class T's) outstanding shares, whichever is less.

In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions, and "broker non-votes," as shares that are present and entitled to vote. Withheld authority, abstentions and broker non-votes have the effect of a vote "against" the proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power, and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Adjournments

If a quorum is not present at the Meeting, the Meeting will be adjourned to permit further solicitation of proxies. In the event that a quorum is present at the Meeting but sufficient votes to approve any of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. A shareholder vote may be taken on the proposal referred to above prior to such adjournment if sufficient votes have been received and it is otherwise appropriate. Any such adjournment will require the affirmative vote of a majority of those shares voted at the Meeting (without regard to abstentions and broker non-votes). If a quorum is present, the persons named as proxies will vote those proxies that entitle them to vote for any such proposal in favor of such adjournment and will vote those proxies that require them to vote for rejection of any such proposal against any such adjournment.

Submission of Proposals from Shareholders at Future Meetings

The Fund does not regularly hold annual shareholder meetings, but may from time to time schedule special meetings. In accordance with the regulations of the SEC, in order to be eligible for inclusion in the Fund's proxy statement for such a meeting, a shareholder proposal must be received a reasonable time before the Fund prints and mails its proxy statement.

You may submit shareholder proposals c/o the Secretary of Columbia Funds Series Trust I, One Financial Center, Boston, Massachusetts 02111-2621.

Principal Shareholders

The table below shows the name, address and share ownership of each person known to Columbia Funds Series Trust I and Columbia Funds Series Trust to have ownership with respect to 5% or more of a class of each Fund and Acquiring Fund as of June 14, 2006. Each shareholder is known to own as of record the shares indicated below. Any shareholder known to the Trusts to own such shares beneficially is designated by an asterisk.

Fund Name/Class	Name And Address	Total Shares	Percentage of Class	Percentage of Fund (All Classes)	Percentage of Acquiring Fund Post Closing

As of June 14, 2006, the officers and Trustees/Directors of each of the Trusts as a group did not own more than 1% of any class of the Fund or Acquiring Fund.

ADDITIONAL INFORMATION

Legal Proceedings

On February 9, 2005, BACAP (now known as CMA) and BACAP Distributors (now known as CMD) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website at http://www.sec.gov. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust, its Board of Trustees, the Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings ("MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds, the Trustees of the Columbia Funds, BACAP and BACAP Distributors and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds against BACAP and BACAP Distributors and others that asserts claims under the federal securities laws and state common law. Columbia Funds is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Columbia Funds Series Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Columbia Funds Series Trust filed a "motion to dismiss" and on December 16, 2005, the Court granted the defendants' motion to dismiss the Reinke action for lack of subject matter jurisdiction. On December 28, 2005, the plaintiffs in the Reinke action and other plaintiffs filed another putative class action in the United States District Court for the Eastern District of Missouri against the Bank and Columbia Funds Series Trust making similar allegations (George Siepel, et al. v. Bank of America, N.A., et al.). At the present time, an estimate of the financial impact of this litigation on Columbia Funds Series Trust, if any, cannot currently be made.

Other Business

The Board knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies, which do not contain specific restrictions to the contrary, will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Inquiries

Shareholders may find more information about the Fund and Acquiring Fund in the following documents:

•  Annual and semi-annual reports

  The annual and semi-annual reports contain information about the Fund's investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's and Acquiring Fund's performance during the period.

•  SAIs

  The SAIs for the Fund and Acquiring Fund contain additional information about the Fund and Acquiring Fund and their permissible investments and policies. The SAIs are legally part of their prospectuses (they are incorporated by reference). Copies have been filed with the SEC.

  Shareholders may obtain free copies of these documents, request other information about the Acquiring Fund and make shareholder inquiries by contacting Columbia Funds Series Trust:

  By telephone: (866) 348-1468

  By mail:
Columbia Funds
c/o Columbia Funds Services
P.O. Box 8081
Boston, MA 02266-8081

  On the Internet: www.columbiafunds.com

  Information about the Fund and Acquiring Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE, Room 1580 Washington, D.C. 20549.

APPENDIX A

GLOSSARY

Term Used in Proxy/Prospectus		Definition
1933	Act	Securities Act of 1933, as amended

1934	Act	Securities Exchange Act of 1934, as amended

1940	Act	Investment Company Act of 1940, as amended

Acquiring Fund		Columbia Small Cap Growth Fund II

Bank of America		Bank of America, N.A.

Board(s)		The Boards of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust I

Closing		Closing of the Reorganization, expected to occur on or about September 18, 2006

CFSI		Columbia Funds Services, Inc.

CMD		Columbia Management Distributors, Inc.

CMA		Columbia Management Advisors, LLC

Columbia Funds complex		All portfolios in all open-end registered investment companies advised by CMA

Columbia Management Group		Columbia Management Group, LLC

Code		Internal Revenue Code of 1986, as amended

Fund		Columbia Small Company Equity Fund, series of Columbia Funds Series Trust I

Management		CMA and Columbia Management Group

Master Portfolio		Columbia Small Cap Growth Master Portfolio

Meeting		The shareholder meeting of the Fund that will be held at 10:00 a.m., Eastern time, September 6, 2006, at One Financial Center, Boston, Massachusetts

Proxy/Prospectus		This Combined Proxy Statement/Prospectus

PwC		PricewaterhouseCoopers LLP

Reorganization		The reorganization of the Fund into Acquiring Fund

Reorganization Agreement		The Agreement and Plan of Reorganization by and among: Columbia Funds Series Trust, on behalf of Columbia Small Cap Growth Fund II; Columbia Funds Series Trust I, on behalf of Columbia Small Company Equity Fund, and CMA

SAI		Statement of Additional Information

SEC		United States Securities and Exchange Commission

Trusts		Columbia Funds Series Trust and Columbia Funds Series Trust I

A-1

APPENDIX B

COMPARISON OF FUNDAMENTAL POLICIES AND LIMITATIONS OF THE FUND AND THE ACQUIRING FUND

The Fund (Columbia Small Company Equity Fund) may not:	The Acquiring Fund (Columbia Small Cap Growth Fund II) may not:
1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.	1. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Acquiring Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.	2. Purchase or sell real estate, except the Acquiring Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.	3. Purchase or sell commodities, except that the Acquiring Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.	7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Acquiring Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

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APPENDIX C

FUND AND ACQUIRING FUND PERFORMANCE

The bar charts below and on the following pages show an investor how the Fund and the Acquiring Fund have performed in the past, and can help shareholders understand the risks of an investment in the Fund and the Acquiring Fund. The Fund's or Acquiring Fund's past performance is no guarantee of how it will perform in the future. Each bar chart shows year by year total return (%) as of December 31 of each year.

The calendar year total returns shown for Class A Shares include the returns of Retail A Shares of the Galaxy Small Company Equity Fund (Galaxy Fund), the predecessor to the Fund, for periods prior to November 18,2 002, the date on which Class A Shares were initially offered by the Fund. Class A Shares would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A Shares exceed expenses paid by Retail A Shares.

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The tables below show the Fund's and Acquiring Fund's Class A shares' average annual returns (i) before taxes; (ii) after taxes on distributions; and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the tables. In addition, the after-tax returns show in the tables are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the average annual return before taxes for Class B, Class C, Class G, Class T and Class Z Shares of the Fund and/or Acquiring Fund, as the case may be. However, the tables do not show those classes' after tax returns. The tables also show the returns for each period for the Fund's and Acquiring Fund's respective benchmark index – the Russell 2000 Index, in the case of the Fund and the Russell 3000 Index in the case of the Acquiring Fund. Neither index is available for investment and neither reflects fees, brokerage commissions, taxes or other expenses of investing.

Columbia Small Company Equity Fund

	1 Year	5 Years	10 Years or Life of the Fund
Class A (%) Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class B (%) Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class C (%) Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class G (%) Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class T (%) Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares
Class Z (%) Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares

Columbia Small Cap Growth Fund II

	1 Year	5 Years	10 Years or Life of the Fund
Class A (%) Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	%	%
Class B (%) Return Before Taxes	%	%	%
Class C (%) Return Before Taxes
Class Z (%) Return Before Taxes

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APPENDIX D

COMPARISON OF ORGANIZATIONAL DOCUMENTS AND GOVERNING LAW

Comparison of the Declarations of Trust of Columbia Funds Series Trust and Columbia Funds Series Trust I.

As a series of Columbia Funds Series Trust ("CFST"), a Delaware statutory trust, the Acquiring Fund is subject to the provisions of Columbia Funds Series Trust's Amended and Restated Declaration of Trust. As a series of Columbia Funds Series Trust I ("CFST I"), a Massachusetts business trust, the Fund is subject to the provisions of Columbia Funds Series Trust I's Second Amended and Restated Agreement and Declaration of Trust and By-Laws.

This document highlights the major material differences between the terms of the Declarations of Trust of CFST and CFST I. The attached chart shows in more detail the terms of all relevant provisions of each of the Fund's and Acquiring Fund's Declarations of Trust.

Shareholder Voting Rights. CFST's Declaration of Trust provides that shareholders have the right to vote on issues as required by the 1940 Act, including 1) to elect trustees, 2) to approve investment advisory agreements and principal underwriting agreements, 3) to approve a change in sub-classification, 4) to approve any change in fundamental investment policies, 5) to approve a distribution plan under Rule 12b-1, and 6) to terminate the Trust's independent public accountant. CFST I's Declaration of Trust provides for the same voting rights plus the ability to vote on 1) whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or shareholders, and 2) with respect to the termination of the Trust or any series or class.

Shareholder Meetings, Quorum and Voting. CFST's Declaration of Trust provides that shareholders have the right to call special meetings only to the extent the SEC staff takes the position by rule, interpretive letter or public release that they are entitled to do so. Otherwise, only the Board, its Chairman or the President of CFST may call shareholder meetings. A quorum is met when 33 1/3% of the shares entitled to vote are present. CFST I allows only the Trustees to call shareholder meetings. A quorum is met when 30% of the shares entitled to vote are present. Both CFST and CFST I require a majority of shares voted to decide all matters, except that a plurality shall elect a Trustee. CFST I also specifies that, where a matter affects the rights of a specific series or class, a majority of the shares entitled to vote of such series or class is required to decide the question.

Notice to Shareholders and Proxies. Both CFST and CFST I's Declarations of Trust require that notice of shareholder meetings be sent to shareholders not less than 7 days prior to the meeting. CFST's Declaration of trust also limits the mailing of the notice to no more than 120 days before the meeting. Both allow notices to be sent by mail, fax, internet or email, however CFST's Declaration of Trust also specifically allows notices to be sent via telephone or telegram. In general, both Trusts allow shares to be voted in person or by proxy. CFST limits this right where a proposal by anyone other than the Officers or Trustees is submitted for a vote of shareholders or where there is a proxy contest opposing a proposal of the Officers or Trustees. In those cases, shares may be voted only in person or by written proxy unless the Trustees specifically authorize other means of transmission.

Amendment to the Declaration of Trust. Both CFST and CFST I's Trustees can amend the Declaration of Trust without shareholder approval. However, CFST I's Trustees are required to provide notice of any such amendment to shareholders.

Termination of the Trust, Series or Class. CFST and any series thereof may be terminated at any time by the Board with written notice to shareholders. To the extent the 1940 Act expressly allows shareholders the power to vote on such terminations, CFST or any series thereof may be terminated by a vote of a majority of shares entitled to vote. CFST I and any series or class thereof may also be terminated at any time by the Trustees or at any time by vote of at least 66 2/3% of the shares entitled to vote.

Merger, Consolidation or Conversion. The Trustees of both CFST and CFST I have the power to cause the Trust or any series to be merged or consolidated with another trust or company. CFST I's Trustees are expressly allowed to transfer all or a substantial portion of the assets of the Trust to another trust or company. Both CFST

D-1

and CFST I's Boards may accomplish such merger or consolidation without the vote of shareholders, unless such shareholder vote is required by law. Only CFST Trustees are expressly granted the right to convert to a feeder fund in a master-feeder structure without shareholder approval.

Committees. CFST has two standing committees created in its Declaration of Trust that may not be abolished: the Audit Committee and the Nominating Committee. Otherwise, the Board of CFST may form or abolish other committees. CFST I does not have any standing committees, but the Trustees do have the power to form committees consisting of one or more Trustees to exercise the powers and authority of the Trustees to the extent the Trustees determine.

Trustee Removal. CFST Trustees may be removed with or without cause at any time by a written instrument signed by at least 2/3 of the other Trustees. Additionally, if required by Section 16(c) of the 1940 Act, a Trustee may be removed at a shareholders meeting by a vote of at least 2/3 of the outstanding shares. CFST I Trustees may be removed with or without cause by regular majority vote of the Trustees.

Trustee Liability and Indemnification. CFST Trustees will be not be indemnified for any willful misfeasance, bad faith, negligence or reckless disregard of the duties involved in the conduct of the Trustee's office. CFST Trustees will also not be indemnified 1) with respect to any matters where the Trustee is judged to be liable on the basis that a personal benefit was improperly received, whether or not the benefit resulted from action taken in that Trustee's official capacity, 2) with respect to any matter where the Trustee is judged to be liable in the performance of his duty to the Trust unless the adjudicator determines that the Trustee was not liable as the result of conduct in (1) above and that the Trustee is fairly entitled to indemnification, and 3) with respect to amounts paid to settle or dispose of an action with or without court approval unless a) approved by a majority vote of a quorum of Trustees who are not parties and are disinterested persons, or b) a written opinion of counsel is obtained.

CFST I Trustees are liable to the Trust for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office. CFST I Trustees are specifically exempted from liability for neglect of officers, agents or employees of the Trust. In addition, CFST I Trustees that are singled out as experts on particular issues, such as a chair of a committee, are not held to any higher standard than their non-expert counterparts with respect to their duties.

With respect to expenses incurred in defending Trustees, CFST Trustees can be advanced expenses upon a written agreement whereby the Trustee agrees to repay the amount advanced if he is found not to be entitled to indemnification so long as 1) the Trustee posts security for the undertaking, 2) the Trust has insurance for losses arising by reason of lawful advances or 3) a majority of a quorum of disinterested Trustees, or independent legal counsel, determine that the Trustee will ultimately be found entitled to indemnification. CFST I's Declaration of Trust does not have a similar provision, but Trustees are generally entitled to pay or cause to be paid out of the principal or income of the Trust expenses, fees, charges, taxes and liabilities incurred in connection with the Trust.

Distributions. CFST I's Trustees make distributions of net income at least yearly. CFST's Trustees do not pay distributions.

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Statement of Additional Information

Dated June 15, 2006

COLUMBIA FUNDS SERIES TRUST

One Financial Center

Boston, MA 02111

(866) 348-1468

(September 6, 2006 Special Meeting of Shareholders of Columbia Small Company Equity Fund)

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of the Fund to be held on September 6, 2006.  Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Columbia Funds Series Trust at the address or telephone number set forth above.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

Incorporation of Documents by Reference in Statements of Additional Information

Further information about the Class A, Class B, Class C, Class G, Class T and Class Z Shares of Columbia Small Company Equity Fund is contained in and incorporated herein by reference to the Statement of Additional Information for the Funds dated February 1, 2006, as supplemented.

Further information about the Class A, Class B, Class C and Class Z Shares of Columbia Small Cap Growth Fund II is contained in and incorporated herein by reference to the Statement of Additional Information for the Acquiring Fund dated August 1, 2005, as supplemented.

The audited financial statements and related Report of Independent Registered Public Accounting Firm for the fiscal year ended September 30, 2005 for Columbia Small Company Equity Fund and for the fiscal year ended March 31, 2006 for Columbia Small Cap Growth Fund II and for the fiscal year ended March 31, 2006 for Columbia Small Cap Growth Master Portfolio of Columbia Funds Master Investment Trust are incorporated herein by reference.  The unaudited financial statements for the semi-annual period ended March 31, 2006 for Columbia Small Company Equity Fund and for the semi-annual period ended September 30, 2005 for Columbia Small Cap Growth Fund II are incorporated herein by reference.  No other parts of the annual and semi-annual reports are incorporated herein by reference.

1

Table of Contents

General Information	3
Introductory Note to Pro Forma Financial Information	4

2

General Information

The Reorganization contemplates the transfer of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of designated classes of the Acquiring Fund.  The shares issued by the Acquiring Fund will have an aggregate dollar value equal to the aggregate dollar value of the shares of the Fund that are outstanding immediately before the closing of the Reorganization.  The Acquiring Fund will serve as the accounting survivor in the Reorganization.

Immediately after the Closing, the Fund will distribute the shares of the Acquiring Fund received in the Reorganization to its shareholders in liquidation of the Fund.  Each shareholder owning Fund shares at the Closing will receive shares of a designated class of the corresponding Acquiring Fund, and will receive any unpaid distributions that were declared before the Closing on the Fund shares.  If the Reorganization Agreement is approved and consummated, the Fund will transfer all of its assets and, and the corresponding Acquiring Fund will assume the Fund’s liabilities and obligations, as of the Closing, and all outstanding shares of the Fund will be redeemed and canceled in exchange for shares of the corresponding Acquiring Fund.

For further information about the transaction, see the Proxy/Prospectus.

3

Introductory Note to Pro Forma Financial Information

The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Fund to its corresponding Acquiring Fund accounted for as if the transfer had occurred as of September 30, 2005.  In addition, the pro forma combined statement of operations has been prepared as if the transfer had occurred at the beginning of the fiscal year ended September 30, 2005 and based upon the proposed fee and expense structure of the Acquiring Fund.  The pro forma combined statement of operations has been prepared by adding the statement of operations at September 30, 2005 for the Fund to the statement of operations for the Acquiring Fund and making adjustments for changes in the expense structure of the combined fund.

The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Fund and the Acquiring Fund included or incorporated herein by reference in the Statements of Additional Information.

4

PRO-FORMA COMBINING INVESTMENT PORTFOLIO

September 30, 2005 (unaudited)

		Columbia Small		Columbia Small Cap			Columbia Small Cap
		Company Equity Fund		Growth Master Portfolio		Pro-Forma	Growth Master Portfolio*
	% of Net	Acquired Fund		Acquiring Fund		Adjustments	Pro-Forma Combined
	Assets	Shares	Value ($)	Shares	Value ($)	Value ($)	Shares	Value ($)
Common Stocks	97.2%
CONSUMER DISCRETIONARY	15.5%
Automobiles	0.7%
Thor Industries, Inc.		10,758	365,772	20,086	682,924		30,844	1,048,696
Winnebago Industries, Inc.		43,780	1,268,307	90,290	2,615,701		134,070	3,884,008
	Automobiles Total		1,634,079		3,298,625			4,932,704
Diversified Consumer Services	0.7%
Education Management Corp. (a)		52,400	1,689,376	110,296	3,555,943		162,696	5,245,319
Diversified Consumer Services Total			1,689,376		3,555,943			5,245,319
Hotels, Restaurants & Leisure	3.9%
Gaylord Entertainment Co. (a)		76,940	3,666,191	163,975	7,813,409		240,915	11,479,600
Isle of Capris Casinos, Inc. (a)		—	—	115,045	2,459,662		115,045	2,459,662
Kerzner International Ltd. (a)		27,220	1,512,071	57,900	3,216,345		85,120	4,728,416
Lakes Entertainment, Inc. (a)		30,040	301,902	58,440	587,322		88,480	889,224
Pinnacle Entertainment, Inc. (a)		63,380	1,161,755	—	—		63,380	1,161,755
RARE Hospitality International, Inc. (a)		56,560	1,453,592	121,640	3,126,148		178,200	4,579,740
Scientific Games Corp., Class A (a)		37,720	1,169,320	77,575	2,404,825		115,295	3,574,145
Hotels, Restaurants & Leisure Total			9,264,831		19,607,711			28,872,542
Household Durables	0.4%
Yankee Candle Co., Inc.		36,530	894,985	76,235	1,867,758		112,765	2,762,743
Household Durables Total			894,985		1,867,758			2,762,743
Internet & Catalog Retail	1.6%
Blue Nile, Inc. (a)		37,280	1,179,539	81,785	2,587,677		119,065	3,767,216
Coldwater Creek, Inc. (a)		56,870	1,434,261	118,552	2,989,882		175,422	4,424,143
Netflix, Inc. (a)		23,710	616,223	46,570	1,210,354		70,280	1,826,577
Overstock.com, Inc. (a)		12,950	496,633	25,540	979,459		38,490	1,476,092
Internet & Catalog Retail Total			3,726,656		7,767,372			11,494,028
Media	3.2%
aQuantive, Inc. (a)		34,490	694,284	68,300	1,374,879		102,790	2,069,163
Arbitron, Inc.		8,820	351,389	16,510	657,758		25,330	1,009,147
Lions Gate Entertainment Corp. (a)		187,910	1,792,661	399,435	3,810,610		587,345	5,603,271
R.H. Donnelley Corp. (a)		28,910	1,828,847	60,375	3,819,322		89,285	5,648,169
Radio One, Inc., Class D (a)		131,870	1,734,090	277,330	3,646,890		409,200	5,380,980
Valassis Communications, Inc. (a)		31,030	1,209,549	68,490	2,669,740		99,520	3,879,289
	Media Total		7,610,820		15,979,199			23,590,019

5

		Columbia Small		Columbia Small Cap			Columbia Small Cap
		Company Equity Fund		Growth Master Portfolio		Pro-Forma	Growth Master Portfolio*
	% of Net	Acquired Fund		Acquiring Fund		Adjustments	Pro-Forma Combined
	Assets	Shares	Value ($)	Shares	Value ($)	Value ($)	Shares	Value ($)
Specialty Retail	3.7%
Aeropostale, Inc. (a)		—	—	52,900	1,124,125		52,900	1,124,125
Charlotte Russe Holding, Inc. (a)		33,040	440,093	64,240	855,677		97,280	1,295,770
Finish Line, Inc., Class A		82,430	1,202,654	170,340	2,485,261		252,770	3,687,915
GameStop Corp., Class A (a)		35,350	1,112,464	72,530	2,282,519		107,880	3,394,983
Guitar Center, Inc. (a)		9,990	551,548	21,780	1,202,474		31,770	1,754,022
Hibbett Sporting Goods, Inc. (a)		35,702	794,358	71,921	1,600,231		107,623	2,394,589
Hot Topic, Inc. (a)		60,600	930,816	42,690	655,718		103,290	1,586,534
Jarden Corp. (a)		17,215	707,020	37,710	1,548,750		54,925	2,255,770
PETCO Animal Supplies, Inc. (a)		22,960	485,834	50,450	1,067,522		73,410	1,553,356
Talbots, Inc.		42,660	1,276,387	89,120	2,666,470		131,780	3,942,857
Tuesday Morning Corp.		48,310	1,249,780	102,600	2,654,262		150,910	3,904,042
Specialty Retail Total			8,750,954		18,143,009			26,893,963
Textiles, Apparel & Luxury Goods	1.3%
Carter’s, Inc. (a)		7,230	410,664	13,870	787,816		21,100	1,198,480
Jos. A. Bank Clothiers, Inc. (a)		32,680	1,412,430	68,205	2,947,820		100,885	4,360,250
Wolverine World Wide, Inc.		58,630	1,234,161	120,857	2,544,040		179,487	3,778,201
Textiles, Apparel & Luxury Goods Total			3,057,255		6,279,676			9,336,931
CONSUMER DISCRETIONARY TOTAL			36,628,956		76,499,293			113,128,249
CONSUMER STAPLES	1.4%
Food & Staples Retailing	0.2%
United Natural Foods, Inc. (a)		16,480	582,733	31,920	1,128,691		48,400	1,711,424
Food & Staples Retailing Total			582,733		1,128,691			1,711,424
Food Products	0.5%
Delta & Pine Land Co.		40,020	1,056,928	84,515	2,232,041		124,535	3,288,969
Food Products Total			1,056,928		2,232,041			3,288,969
Personal Products	0.7%
Nu Skin Enterprises, Inc., Class A		83,710	1,594,675	174,370	3,321,749		258,080	4,916,424
Personal Products Total			1,594,675		3,321,749			4,916,424
CONSUMER STAPLES TOTAL			3,234,336		6,682,481			9,916,817
ENERGY	7.0%
Energy Equipment & Services	2.9%
Atwood Oceanics, Inc. (a)		17,780	1,497,254	63,167	5,319,293		80,947	6,816,547
CAL Dive International, Inc. (a)		24,940	1,581,446	53,225	3,374,997		78,165	4,956,443
Dril-Quip, Inc. (a)		8,400	403,200	15,580	747,840		23,980	1,151,040
Energy Conversion Devices, Inc. (a)		22,860	1,025,957	44,380	1,991,775		67,240	3,017,732
Hydril (a)		13,430	921,835	27,480	1,886,227		40,910	2,808,062
Tetra Technologies, Inc. (a)		21,510	671,542	42,690	1,332,782		64,200	2,004,324
Energy Equipment & Services Total			6,101,234		14,652,914			20,754,148

6

		Columbia Small		Columbia Small Cap			Columbia Small Cap
		Company Equity Fund		Growth Master Portfolio		Pro-Forma	Growth Master Portfolio*
	% of Net	Acquired Fund		Acquiring Fund		Adjustments	Pro-Forma Combined
	Assets	Shares	Value ($)	Shares	Value ($)	Value ($)	Shares	Value ($)
Oil, Gas & Consumable Fuels	4.1%
Cheniere Energy, Inc. (a)		14,890	615,850	38,110	1,576,230		53,000	2,192,080
Denbury Resources, Inc. (a)		37,480	1,890,491	77,805	3,924,484		115,285	5,814,975
Encore Acquisition Co. (a)		18,090	702,796	36,200	1,406,370		54,290	2,109,166
Frontier Oil Corp.		17,080	757,498	34,430	1,526,971		51,510	2,284,469
Holly Corp.		11,760	752,405	23,330	1,492,653		35,090	2,245,058
KFx, Inc. (a)		13,380	229,066	22,950	392,904		36,330	621,970
Remington Oil & Gas Corp. (a)		44,830	1,860,445	93,149	3,865,683		137,979	5,726,128
St. Mary Land & Exploration Co.		16,980	621,468	33,420	1,223,172		50,400	1,844,640
Superior Energy Services, Inc. (a)		102,620	2,369,496	215,245	4,970,007		317,865	7,339,503
Oil, Gas & Consumable Fuels Total			9,799,515		20,378,474			30,177,989
ENERGY TOTAL			15,900,749		35,031,388			50,932,137
FINANCIALS	9.7%
Capital Markets	2.1%
Affiliated Managers Group, Inc. (a)		66,620	4,824,620	141,994	10,283,206		208,614	15,107,826
Capital Markets Total			4,824,620		10,283,206			15,107,826
Commercial Banks
Boston Private Financial Holdings, Inc.	4.7%	105,690	2,805,013	227,238	6,030,897		332,928	8,835,910
City National Corp.		25,000	1,752,250	52,437	3,675,309		77,437	5,427,559
Fidelity Bankshares, Inc.		46,930	1,433,711	97,972	2,993,045		144,902	4,426,756
Prosperity Bancshares, Inc.		45,710	1,382,727	94,680	2,864,070		140,390	4,246,797
South Financial Group, Inc.		49,460	1,327,506	105,449	2,830,251		154,909	4,157,757
Texas Capital Bancshares, Inc. (a)		55,650	1,176,998	113,975	2,410,571		169,625	3,587,569
Westamerica Bancorporation		21,710	1,121,322	44,610	2,304,106		66,320	3,425,428
Commercial Banks Total			10,999,527		23,108,249			34,107,776
Consumer Finance	1.1%
Nelnet, Inc., Class A (a)		31,160	1,184,391	69,519	2,642,417		100,679	3,826,808
World Acceptance Corp. (a)		52,692	1,338,904	120,220	3,054,790		172,912	4,393,694
Consumer Finance Total			2,523,295		5,697,207			8,220,502
Insurance	0.8%
Selective Insurance Group, Inc.		22,280	1,089,492	48,875	2,389,988		71,155	3,479,480
Triad Guaranty, Inc. (a)		—	—	60,305	2,365,162		60,305	2,365,162
Insurance Total			1,089,492		4,755,150			5,844,642
Real Estate	1.0%
Bluegreen Corp. (a)		66,565	1,174,872	137,114	2,420,062		203,679	3,594,934
Strategic Hotel Capital, Inc., REIT		46,073	841,293	98,377	1,796,364		144,450	2,637,657
Washington REIT		15,540	483,450	29,970	932,367		45,510	1,415,817
Real Estate Total			2,499,615		5,148,793			7,648,408
FINANCIALS TOTAL			21,936,549		48,992,605			70,929,154

7

		Columbia Small		Columbia Small Cap			Columbia Small Cap
		Company Equity Fund		Growth Master Portfolio		Pro-Forma	Growth Master Portfolio*
	% of Net	Acquired Fund		Acquiring Fund		Adjustments	Pro-Forma Combined
	Assets	Shares	Value ($)	Shares	Value ($)	Value ($)	Shares	Value ($)
HEALTH CARE	18.6%
Biotechnology	5.0%
Abgenix, Inc. (a)		35,320	447,858	67,350	853,998		102,670	1,301,856
Amylin Pharmaceuticals, Inc. (a)		43,080	1,498,753	84,130	2,926,883		127,210	4,425,636
Arena Pharmaceuticals, Inc. (a)		31,150	308,385	56,040	554,796		87,190	863,181
AtheroGenics, Inc. (a)		47,210	756,776	94,675	1,517,640		141,885	2,274,416
CV Therapeutics, Inc. (a)		42,850	1,146,237	87,880	2,350,790		130,730	3,497,027
Exelixis, Inc. (a)		128,500	985,595	287,040	2,201,597		415,540	3,187,192
Human Genome Sciences, Inc. (a)		58,380	793,384	116,480	1,582,963		174,860	2,376,347
Illumina, Inc. (a)		100,470	1,287,021	209,766	2,687,102		310,236	3,974,123
Martek Biosciences Corp. (a)		14,790	519,573	32,925	1,156,655		47,715	1,676,228
Medarex, Inc. (a)		43,050	409,836	82,100	781,592		125,150	1,191,428
PRA International (a)		20,780	629,842	44,700	1,354,857		65,480	1,984,699
Protein Design Labs, Inc. (a)		76,590	2,144,520	164,300	4,600,400		240,890	6,744,920
Vertex Pharmaceuticals, Inc. (a)		44,650	997,927	90,100	2,013,735		134,750	3,011,662
Biotechnology Total			11,925,707		24,583,008			36,508,715
Health Care Equipment & Supplies	5.9%
Advanced Neuromodulation Systems, Inc. (a)		14,530	689,594	29,270	1,389,154		43,800	2,078,748
American Medical Systems Holdings, Inc. (a)		112,750	2,271,912	243,190	4,900,278		355,940	7,172,190
Aspect Medical Systems, Inc. (a)		53,060	1,572,168	110,604	3,277,196		163,664	4,849,364
Foxhollow Technologies, Inc. (a)		7,080	337,079	13,260	631,309		20,340	968,388
Hologic, Inc. (a)		8,150	470,662	15,640	903,210		23,790	1,373,872
Immucor, Inc. (a)		83,020	2,278,069	175,815	4,824,364		258,835	7,102,433
Intuitive Surgical, Inc. (a)		14,050	1,029,724	29,620	2,170,850		43,670	3,200,574
Kyphon, Inc. (a)		48,840	2,146,030	104,945	4,611,283		153,785	6,757,313
Meridian Bioscience, Inc.		30,740	636,318	61,030	1,263,321		91,770	1,899,639
Nektar Therapeutics (a)		33,000	559,350	65,082	1,103,140		98,082	1,662,490
Respironics, Inc. (a)		27,662	1,166,783	56,842	2,397,596		84,504	3,564,379
Somanetics Corp. (a)		16,650	416,250	31,370	784,250		48,020	1,200,500
SonoSite, Inc. (a)		37,645	1,117,304	—	—		37,645	1,117,304
Health Care Equipment & Supplies Total			14,691,243		28,255,951			42,947,194
Health Care Providers & Services	5.2%
Allion Healthcare, Inc. (a)		25,760	463,937	49,180	885,732		74,940	1,349,669
Apria Healthcare Group, Inc. (a)		27,070	863,804	54,900	1,751,859		81,970	2,615,663
Centene Corp. (a)		—	—	214,169	5,360,650		214,169	5,360,650
HealthExtras, Inc. (a)		30,560	653,373	82,200	1,757,436		112,760	2,410,809
LifePoint Hospitals, Inc. (a)		43,690	1,910,564	100,928	4,413,582		144,618	6,324,146
Pediatrix Medical Group, Inc. (a)		9,470	727,485	19,090	1,466,494		28,560	2,193,979
Psychiatric Solutions, Inc. (a)		4,940	267,896	10,280	557,484		15,220	825,380
United Surgical Partners International, Inc. (a)		14,930	583,912	29,010	1,134,581		43,940	1,718,493
VCA Antech, Inc. (a)		190,682	4,866,205	405,266	10,342,388		595,948	15,208,593
Health Care Providers & Services Total			10,337,176		27,670,206			38,007,382

8

		Columbia Small		Columbia Small Cap			Columbia Small Cap
		Company Equity Fund		Growth Master Portfolio		Pro-Forma	Growth Master Portfolio*
	% of Net	Acquired Fund		Acquiring Fund		Adjustments	Pro-Forma Combined
	Assets	Shares	Value ($)	Shares	Value ($)	Value ($)	Shares	Value ($)
Pharmaceuticals	2.5%
Connetics Corp. (a)		43,570	736,769	87,915	1,486,643		131,485	2,223,412
Medicis Pharmaceutical Corp., Class A		23,770	773,951	47,980	1,562,229		71,750	2,336,180
MGI Pharma, Inc. (a)		46,210	1,077,155	94,890	2,211,886		141,100	3,289,041
New River Pharmaceuticals, Inc. (a)		13,820	662,531	27,270	1,307,324		41,090	1,969,855
Par Pharmaceutical Companies, Inc. (a)		18,560	494,067	40,575	1,080,106		59,135	1,574,173
Penwest Pharmaceuticals Co. (a)		50,381	883,179	101,570	1,780,522		151,951	2,663,701
Salix Pharmaceuticals Ltd. (a)		63,290	1,344,913	137,100	2,913,375		200,390	4,258,288
Pharmaceuticals Total			5,972,565		12,342,085			18,314,650
HEALTH CARE TOTAL			42,926,691		92,851,250			135,777,941
INDUSTRIALS	12.6%
Aerospace & Defense	1.1%
Aviall, Inc. (a)		13,660	461,435	27,010	912,398		40,670	1,373,833
DRS Technologies, Inc.		9,130	450,657	17,920	884,531		27,050	1,335,188
Teledyne Technologies, Inc. (a)		52,390	1,805,883	109,400	3,771,018		161,790	5,576,901
Aerospace & Defense Total			2,717,975		5,567,947			8,285,922
Air Freight & Logistics	3.0%
HUB Group, Inc., Class A (a)		88,436	3,246,486	185,622	6,814,184		274,058	10,060,670
UTI Worldwide, Inc.		47,630	3,700,851	101,316	7,872,253		148,946	11,573,104
Air Freight & Logistics Total			6,947,337		14,686,437			21,633,774
Airlines	0.6%
AirTran Holdings, Inc. (a)		72,490	917,723	146,910	1,859,881		219,400	2,777,604
Frontier Airlines, Inc. (a)		48,200	471,396	98,330	961,667		146,530	1,433,063
		Airlines Total	1,389,119		2,821,548			4,210,667
Commercial Services & Supplies	4.2%
John H. Harland Co.		8,360	371,184	15,500	688,200		23,860	1,059,384
Korn/Ferry International (a)		73,884	1,210,959	157,984	2,589,358		231,868	3,800,317
Labor Ready, Inc. (a)		66,851	1,714,728	139,392	3,575,405		206,243	5,290,133
Mine Safety Appliances Co.		35,850	1,387,395	74,295	2,875,216		110,145	4,262,611
Navigant Consulting, Inc. (a)		21,300	408,108	45,700	875,612		67,000	1,283,720
Resources Connection, Inc. (a)		39,590	1,173,052	81,150	2,404,475		120,740	3,577,527
Senomyx, Inc. (a)		42,803	728,935	90,390	1,539,342		133,193	2,268,277
Strayer Education, Inc.		6,050	571,846	12,010	1,135,185		18,060	1,707,031
Waste Connections, Inc. (a)		68,160	2,391,053	142,505	4,999,075		210,665	7,390,128
Commercial Services & Supplies Total			9,957,260		20,681,868			30,639,128
Electrical Equipment	0.4%
Evergreen Solar, Inc. (a)		92,920	866,944	186,270	1,737,899		279,190	2,604,843
Electrical Equipment Total			866,944		1,737,899			2,604,843
Industrial Conglomerates	0.2%
Walter Industries, Inc.		11,350	555,242	22,120	1,082,110		33,470	1,637,352
Industrial Conglomerates Total			555,242		1,082,110			1,637,352

9

		Columbia Small		Columbia Small Cap			Columbia Small Cap
		Company Equity Fund		Growth Master Portfolio		Pro-Forma	Growth Master Portfolio*
	% of Net	Acquired Fund		Acquiring Fund		Adjustments	Pro-Forma Combined
	Assets	Shares	Value ($)	Shares	Value ($)	Value ($)	Shares	Value ($)
Machinery	2.6%
Actuant Corp., Class A		15,150	709,020	30,262	1,416,262		45,412	2,125,282
Bucyrus International, Inc., Class A		22,170	1,089,212	45,465	2,233,695		67,635	3,322,907
Clarcor, Inc.		15,930	457,510	31,860	915,019		47,790	1,372,529
ESCO Technologies, Inc. (a)		13,000	650,910	25,960	1,299,817		38,960	1,950,727
JLG Industries, Inc.		20,360	744,972	40,420	1,478,968		60,780	2,223,940
Manitowoc Co., Inc.		11,420	573,855	22,730	1,142,183		34,150	1,716,038
Wabtec Corp.		78,590	2,143,935	165,650	4,518,932		244,240	6,662,867
Machinery Total			6,369,414		13,004,876			19,374,290
Road & Rail	0.5%
Florida East Coast Industries, Inc.		25,660	1,162,141	52,340	2,370,479		78,000	3,532,620
Road & Rail Total			1,162,141		2,370,479			3,532,620
INDUSTRIALS TOTAL			29,965,432		61,953,164			91,918,596
INFORMATION TECHNOLOGY	26.1%
Communications Equipment	4.0%
Adtran, Inc.		32,010	1,008,315	65,130	2,051,595		97,140	3,059,910
Anaren, Inc. (a)		1,689	23,815	99,120	1,397,592		100,809	1,421,407
AudioCodes Ltd. (a)		131,310	1,445,723	282,565	3,111,041		413,875	4,556,764
Avocent Corp. (a)		37,500	1,186,500	86,556	2,738,632		124,056	3,925,132
C-COR, Inc. (a)		46,460	313,605	86,171	581,654		132,631	895,259
Emulex Corp. (a)		17,630	356,302	32,700	660,867		50,330	1,017,169
F5 Networks, Inc. (a)		13,130	570,761	25,710	1,117,614		38,840	1,688,375
NICE Systems Ltd., ADR (a)		26,100	1,179,198	53,645	2,423,681		79,745	3,602,879
Packeteer, Inc. (a)		103,880	1,303,694	215,732	2,707,437		319,612	4,011,131
Plantronics, Inc.		17,300	533,013	36,240	1,116,554		53,540	1,649,567
SiRF Technology Holdings, Inc. (a)		38,006	1,145,121	77,264	2,327,964		115,270	3,473,085
Communications Equipment Total			9,066,047		20,234,631			29,300,678
Computers & Peripherals	1.7%
M-Systems Flash Disk Pioneers Ltd. (a)		51,450	1,539,384	194,110	5,807,771		245,560	7,347,155
Neoware Systems, Inc. (a)		55,212	924,249	112,250	1,879,065		167,462	2,803,314
Stratasys, Inc. (a)		30,200	896,940	60,950	1,810,215		91,150	2,707,155
Computers & Peripherals Total			3,360,573		9,497,051			12,857,624
Electronic Equipment & Instruments	3.5%
Anixter International, Inc. (a)		37,070	1,495,033	76,850	3,099,360		113,920	4,594,393
Daktronics, Inc.		58,960	1,413,861	138,957	3,332,189		197,917	4,746,050
Flir Systems, Inc. (a)		20,200	597,516	44,836	1,326,249		65,036	1,923,765
Global Imaging Systems, Inc. (a)		45,398	1,545,802	95,135	3,239,347		140,533	4,785,149
Itron, Inc. (a)		28,760	1,313,181	59,920	2,735,947		88,680	4,049,128
Plexus Corp. (a)		103,410	1,767,277	215,394	3,681,083		318,804	5,448,360
Electronic Equipment & Instruments Total			8,132,670		17,414,175			25,546,845

10

		Columbia Small		Columbia Small Cap			Columbia Small Cap
		Company Equity Fund		Growth Master Portfolio		Pro-Forma	Growth Master Portfolio*
	% of Net	Acquired Fund		Acquiring Fund		Adjustments	Pro-Forma Combined
	Assets	Shares	Value ($)	Shares	Value ($)	Value ($)	Shares	Value ($)
Internet Software & Services	3.1%
CNET Networks, Inc. (a)		53,920	731,694	108,040	1,466,103		161,960	2,197,797
Digital River, Inc. (a)		25,820	899,827	52,150	1,817,428		77,970	2,717,255
Digitas, Inc. (a)		162,780	1,849,181	340,190	3,864,558		502,970	5,713,739
EarthLink, Inc. (a)		69,940	748,358	139,990	1,497,893		209,930	2,246,251
Equinix, Inc. (a)		13,600	566,440	15,380	640,577		28,980	1,207,017
InfoSpace, Inc. (a)		9,940	237,268	17,180	410,087		27,120	647,355
Openwave Systems, Inc. (a)		30,850	554,683	61,210	1,100,556		92,060	1,655,239
Secure Computing Corp. (a)		106,620	1,210,137	222,278	2,522,855		328,898	3,732,992
ValueClick, Inc. (a)		44,790	765,461	88,960	1,520,326		133,750	2,285,787
Internet Software & Services Total			7,563,049		14,840,383			22,403,432
IT Services	2.3%
Anteon International Corp. (a)		—	—	101,493	4,339,841		101,493	4,339,841
CACI International, Inc., Class A (a)		31,770	1,925,262	—	—		31,770	1,925,262
Euronet Worldwide, Inc. (a)		39,460	1,167,621	80,855	2,392,499		120,315	3,560,120
MPS Group, Inc. (a)		29,430	347,274	54,670	645,106		84,100	992,380
MTC Technologies, Inc. (a)		25,200	805,896	50,972	1,630,085		76,172	2,435,981
Sykes Enterprises, Inc. (a)		101,760	1,210,944	209,440	2,492,336		311,200	3,703,280
IT Services Total			5,456,997		11,499,867			16,956,864
Semiconductors & Semiconductor Equipment	5.7%
Cymer, Inc. (a)		49,980	1,565,374	106,375	3,331,665		156,355	4,897,039
Cypress Semiconductor Corp. (a)		150,800	2,269,540	134,650	2,026,482		285,450	4,296,022
Entegris, Inc. (a)		182,646	2,063,900	230,150	2,600,695		412,796	4,664,595
Microsemi Corp. (a)		95,201	2,431,434	199,983	5,107,566		295,184	7,539,000
Semtech Corp. (a)		68,340	1,125,560	206,385	3,399,161		274,725	4,524,721
Skyworks Solutions, Inc. (a)		131,660	924,253	266,550	1,871,181		398,210	2,795,434
Tessera Technologies, Inc. (a)		64,800	1,938,168	142,060	4,249,015		206,860	6,187,183
Varian Semiconductor Equipment Associates, Inc. (a)		—	—	65,190	2,762,100		65,190	2,762,100
Virage Logic Corp. (a)		163,950	1,270,612	342,944	2,657,816		506,894	3,928,428
Semiconductors & Semiconductor Equipment Total			13,588,841		28,005,681			41,594,522
Software	5.8%
American Reprographics Co. (a)		30,839	527,347	61,250	1,047,375		92,089	1,574,722
Ansys, Inc. (a)		44,510	1,713,190	92,357	3,554,821		136,867	5,268,011
Epicor Software Corp. (a)		78,450	1,019,850	160,780	2,090,140		239,230	3,109,990
Hyperion Solutions Corp. (a)		43,570	2,119,680	91,926	4,472,200		135,496	6,591,880
Kronos, Inc. (a)		22,100	986,544	44,868	2,002,908		66,968	2,989,452
Macrovision Corp. (a)		16,660	318,206	39,600	756,360		56,260	1,074,566
Micros Systems, Inc. (a)		13,000	568,750	31,410	1,374,188		44,410	1,942,938
Open Solutions, Inc. (a)		56,400	1,230,648	117,425	2,562,213		173,825	3,792,861
Parametric Technology Corp. (a)		112,270	782,522	226,460	1,578,426		338,730	2,360,948
Progress Software Corp. (a)		78,770	2,502,523	167,150	5,310,355		245,920	7,812,878
Quest Software, Inc. (a)		64,820	976,837	132,180	1,991,953		197,000	2,968,790

11

		Columbia Small		Columbia Small Cap			Columbia Small Cap
		Company Equity Fund		Growth Master Portfolio		Pro-Forma	Growth Master Portfolio*
	% of Net	Acquired Fund		Acquiring Fund		Adjustments	Pro-Forma Combined
	Assets	Shares	Value ($)	Shares	Value ($)	Value ($)	Shares	Value ($)
RSA Security, Inc. (a)		68,500	870,635	138,891	1,765,305		207,391	2,635,940
TIBCO Software, Inc. (a)		13,960	116,706	18,090	151,232		32,050	267,938
Software Total			13,733,438		28,657,476			42,390,914
INFORMATION TECHNOLOGY TOTAL			60,901,615		130,149,264			191,050,879
MATERIALS	3.6%
Chemicals	1.5%
Airgas, Inc.		52,170	1,545,797	84,965	2,517,513		137,135	4,063,310
Georgia Gulf Corp.		—	—	23,940	576,475		23,940	576,475
Symyx Technologies, Inc. (a)		73,190	1,911,723	153,314	4,004,562		226,504	5,916,285
UAP Holding Corp.		12,530	226,793	21,760	393,856		34,290	620,649
Chemicals Total			3,684,313		7,492,406			11,176,719
Construction Materials	0.4%
Eagle Materials, Inc.		7,710	935,763	15,760	1,912,791		23,470	2,848,554
Construction Materials Total			935,763		1,912,791			2,848,554
Metals & Mining	1.7%
Allegheny Technologies, Inc.		25,170	779,767	50,550	1,566,039		75,720	2,345,806
AMCOL International Corp.		29,960	571,337	59,453	1,133,769		89,413	1,705,106
Cleveland-Cliffs, Inc.		8,870	772,666	17,870	1,556,656		26,740	2,329,322
Foundation Coal Holdings, Inc.		24,590	945,485	49,860	1,917,117		74,450	2,862,602
Quanex Corp.		7,960	527,111	15,280	1,011,841		23,240	1,538,952
Reliance Steel & Aluminum Co.		10,700	566,351	21,040	1,113,647		31,740	1,679,998
Metals & Mining Total			4,162,717		8,299,069			12,461,786
MATERIALS TOTAL			8,782,793		17,704,266			26,487,059
TELECOMMUNICATION SERVICES	1.7%
Diversified Telecommunication Services	0.1%
Tekelec (a)		13,420	281,149	23,235	486,773		36,655	767,922
Diversified Telecommunication Services Total			281,149		486,773			767,922
Wireless Telecommunication Services	1.6%
Alamosa Holdings, Inc. (a)		62,960	1,077,246	137,670	2,355,534		200,630	3,432,780
Dobson Communications Corp., Class A (a)		54,770	420,634	103,950	798,336		158,720	1,218,970
Jamdat Mobile, Inc. (a)		5,110	107,310	7,360	154,560		12,470	261,870
SBA Communications Corp., Class A (a)		108,321	1,673,559	226,680	3,502,206		335,001	5,175,765
SpectraLink Corp.		49,328	628,932	98,288	1,253,172		147,616	1,882,104
Wireless Telecommunication Services Total			3,907,681		8,063,808			11,971,489
TELECOMMUNICATION SERVICES TOTAL			4,188,830		8,550,581			12,739,411
UTILITIES	1.0%
Gas Utilities	1.0%
Energen Corp.		55,860	2,416,504	117,190	5,069,639		173,050	7,486,143
Gas Utilities Total			2,416,504		5,069,639			7,486,143
UTILITIES TOTAL			2,416,504		5,069,639			7,486,143
Total Common Stocks			226,882,455		483,483,931			710,366,386

12

		Columbia Small			Columbia Small Cap					Columbia Small Cap
		Company Equity Fund			Growth Master Portfolio			Pro-Forma		Growth Master Portfolio*
	% of Net	Acquired Fund			Acquiring Fund			Adjustments		Pro-Forma Combined
	Assets	Shares	Value ($)		Shares	Value ($)		Value ($)		Shares	Value ($)
Investment Companies	2.7%
iShares Dow Jones U.S. Real Estate Index Fund		18,450	1,185,782		44,300	2,847,161				62,750	4,032,943
iShares Nasdaq Biotechnology Index Fund (a)		46,810	3,604,370		93,765	7,219,905				140,575	10,824,275
iShares Russell 2000 Index Fund		—	—		77,900	5,171,781				77,900	5,171,781
Total Investment Companies			4,790,152			15,238,847					20,028,999
Short-Term Obligations	1.5%
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Bond maturing 05/15/17, market value of $3,375,469 (repurchase proceeds $3,309,869)		3,309,000	3,309,000		—	—				3,309,000	3,309,000
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Bond maturing 02/15/23, market value of $7,818,775 (repurchase proceeds $7,666,012)		—	—		7,664,000	7,664,000				7,664,000	7,664,000
Total Short-Term Obligations			3,309,000			7,664,000					10,973,000
Total Investments	101.5%		234,981,607			506,386,778					741,368,385
Other Assets & Liabilities, Net	-1.5%		(2,388,338)			(8,068,250)		(157,515	)(b)		(10,614,103)
Net Assets	100.0%		232,593,269			498,318,528					730,754,282
Total Investment at Cost			209,534,479	(c)		399,783,721	(d)	(157,515)			609,318,200

Notes to Investment Portfolio:

*      Columbia Small Cap Growth Fund II, the acquiring fund, invests only in Columbia Small Cap Growth II Master Portfolio. At September 30, 2005, Columbia Small Cap Growth Fund II owned 97.5% of Columbia Small Cap Growth II Master Portfolio.

(a)   Non-income producing security.

(b)   Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $157,515 and $0 to be borne  by Columbia Small Company Equity Fund and Columbia Small Cap Growth Fund II, respectively.

(c)   Cost for federal income tax purposes is $210,075,649.

(d)   Cost for federal income tax purposes is $399,783,721.

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

13

PRO-FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES

September 30,2005 (unaudited)

	Columbia Small	Columbia Small Cap			Columbia Small Cap
	Company Equity Fund	Growth Fund II (a)			Growth Fund II
			Pro-Forma		Pro-Forma
	Acquired Fund	Acquiring Fund	Adjustments		Combined
Assets
Unaffiliated investments, at identified cost (including short-term obligations)	$209,534,479	$—	$—		$209,534,479
Affiliated investments, at identified cost	—	382,864,185	—		382,864,185
Total investments, at cost	209,534,479	382,864,185	—		592,398,664
Unaffiliated investments, at value	234,981,607	—	—		234,981,607
Affiliated investments, at value	—	486,004,334	—		486,004,334
Total investments, at value	234,981,607	486,004,334	—		720,985,941
Cash	819	—	—		819
Receivable for:
Investments sold	5,706,332	—	—		5,706,332
Fund shares sold	117,943	—	—		117,943
Interest	289	—	—		289
Dividends	32,432	294,954	—		327,386
Deferred Trustees’ compensation plan	27,723	—	—		27,723
Total Assets	240,867,145	486,299,288	—		727,166,433

Liabilities
Payable for:
Investments purchased	7,535,232	—	—		7,535,232
Fund shares repurchased	432,190	670,780	—		1,102,970
Investment advisory fee	145,962	—	—		145,962
Administration fee	13,039	48,586	—		61,625
Transfer agent fee	40,970	54,610	—		95,580
Pricing and bookkeeping fees	5,036	—	—		5,036
Trustees’ fees	1,000	38,507	—		39,507
Custody fee	2,500	—	—		2,500
Distribution and service fees	23,537	43,577	—		67,114
Chief compliance officer expenses and fees	1,052	1,403	—		2,455
Deferred Trustees’ fees	27,723	—	—		27,723
Other liabilities	45,635	93,297	157,515	(d)	296,447
Total Liabilities	8,273,876	950,760	157,515		9,382,151
Net Assets	$232,593,269	$485,348,528	$(157,515)		$717,784,282

Composition of Net Assets
Paid-in capital	192,297,877	331,194,128	—		523,492,005
Overdistributed net investment income	—	(1,813,436)	—		(1,813,436)
Accumulated net investment loss	(15,054)	—	(157,515	)(d)	(172,569)
Accumulated net realized gain	14,863,318	52,827,687	—		67,691,005
Net unrealized appreciation (depreciation) on:
Investments	25,447,128	103,140,149	—		128,587,277
Net Assets	$232,593,269	$485,348,528	$(157,515	)(d)	$717,784,282

Class A (a)
Net assets	$5,286,583	$135,407,561	$70,997,793	(a)(d)	$211,691,937
Shares outstanding	291,282	8,118,449	4,282,122	(e)	12,691,853
Net asset value per share (b)	$18.15	$16.68	$—		$16.68
Maximum sales charge	5.75%	5.75%			5.75%
Maximum offering price per share (c)	$19.26	$17.70			$17.70

Class B (a)
Net assets	$2,398,112	$15,689,407	$(1,624	)(d)	$18,085,895
Shares outstanding	142,594	1,005,894	11,027	(e)	1,159,515
Net asset value and offering price per share (b)	$16.82	$15.60	$—		$15.60

Class C (a)
Net assets	$1,073,972	$3,517,090	$(727	)(d)	$4,590,335
Shares outstanding	64,050	222,411	3,834	(e)	290,295
Net asset value and offering price per share (b)	$16.77	$15.81	$—		$15.81

Class G (a)
Net assets	$3,675,638	$—	$(3,675,638)		—
Shares outstanding	218,972	—	(218,972)		—
Net asset value and offering price per share (b)	$16.79	$—	—		—

Class T (a)
Net assets	$67,373,851	$—	$(67,373,851)		—
Shares outstanding	3,720,052	—	(3,720,052)		—
Net asset value per share (b)	$18.11	$—	—		—
Maximum sales charge	5.75%	—	—		—
Maximum offering price per share (c)	$19.21	$—	—		—

Class Z (a)
Net assets	$152,785,113	$330,734,470	$(103,468	)(d)	$483,416,115
Shares outstanding	7,951,333	19,354,767	982,643	(e)	28,288,743
Net asset value and offering price per share	$19.22	$17.09	$—		$17.09

(a)   Class A, B, C, G, T and Z shares of Columbia Small Company Equity Fund are exchanged for Class A, B, C, A, A and Z shares, respectively, of Columbia Small Cap Growth Fund II Fund based on the net asset value per share of Columbia Small Cap Growth Fund II’s Class A, B, C, A, A and Z shares at the time of the merger.

(b)   Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(c)   On sales of $50,000 or more the offering price is reduced.

(d)   Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $157,515 and $0 to be borne by Columbia Small Company Equity Fund and Columbia Small Cap Growth Fund II, respectively.

(e)   Reflects estimated shares issued to Columbia Small Company Equity Fund at the time of the merger.

14

PRO-FORMA COMBINING STATEMENT OF OPERATIONS

For the 12 Months Ended September 30, 2005 (unaudited)

	Columbia	Columbia		Columbia
	Small Company	Small Cap		Small Cap
	Equity Fund	Growth Fund II		Growth Fund II
			Pro-Forma	Pro-Forma
	Acquired Fund	Acquiring Fund	Adjustments	Combined
Investment Income
Dividends	$698,507	$—	$—	$698,507
Interest	162,055	—	—	162,055
Foreign tax withheld Allocated from Master Portfolio:	(487)	—	—	—
Dividends	—	1,307,568	—	1,307,568
Dividends from affiliates	—	150,246	—	150,246
Interest	—	120,650	—	120,650
Securities lending	—	246,466	—	246,466
Foreign tax withheld	—	(3,431)	—	(3,918)
Total income	860,075	1,821,499	—	2,681,574

Expenses
Expenses - allocated from Master Portfolio	—	(4,308,455)	(2,243,406)	(6,551,861	)(a)
Investment advisory fee	2,372,659	—	(2,372,659)	—	(a)
Administration fee	211,957	701,532	(342,788)	570,701	(b)
Distribution fee:
Class B	16,189	124,007	—	140,196	(c)
Class C	7,976	28,204	—	36,180	(c)
Class G	26,749	—	(26,749)	—	(f)
Service fee:
Class A	12,855	336,255	182,456	531,566	(c)
Class B	5,396	41,272	—	46,668	(c)
Class C	2,659	9,401	—	12,060	(c)
Class G	12,346	—	(12,346)	—	(f)
Class T	206,720	—	(206,720)	—	(f)
Transfer agent fee	629,901	160,613	(250,368)	540,146	(e)
Pricing and bookkeeping fees	57,949	—	(54,000)	3,949	(c)
Trustees’ fees	15,261	4,620	(5,087)	14,794	(d)
Custody fee	27,721	—	(27,721)	—	(a)
Reports to shareholders	49,862	43,856	(7,480)	86,238	(d)
Chief compliance officer expenses and fees	4,327	—	(4,327)	—	(c)
Non-recurring costs	6,128	175,466	—	181,594
Other expenses	136,317	139,882	(89,619)	186,580	(d)
Total Operating Expenses	3,802,972	6,073,563	(974,002)	8,902,533
Interest expense	—	1,567	—	1,567
Total Expenses	3,802,972	6,075,130	(974,002)	8,404,100
Fees and expenses waived or reimbursed by Investment Advisor	—	(66,219)	66,219	—	(g)
Fees and expenses waived or reimbursed by Transfer Agent	(45,471)	(7,197)	52,668	—	(e)
Non-recurring costs assumed by Investment Advisor	(6,128)	(175,466)	—	(181,594)
Custody earnings credit	(1,228)	—	1,228	—	(a)
Net Expenses	3,750,145	5,826,248	(853,887)	8,722,506
Net Investment Loss	$(2,890,070)	$(4,004,749)	$853,887	$(6,040,932)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Foreign Capital Gains Tax and Futures Contracts
Net realized gain (loss) on investments	52,614,588	113,953,149	—	166,567,737

Net change in unrealized appreciation (depreciation) on investments	(12,574,773)	(19,280,223)	—	(31,854,996)
Net Gain	40,039,815	94,672,926	—	134,712,741
Net Increase Resulting From Operations	$37,149,745	$90,668,177	$853,887	$128,671,809

(a) Adjustment to align Columbia Small Company Equity Fund, the acquired fund, into the Master / Feeder expense structure of the Columbia Small Cap Growth Fund II, the acquiring fund.

(b) Based on the anticipated Administration fee of the Small Cap Growth Fund II Feeder Fund post merger.

(c) Based on the contract in effect for the Columbia Small Cap Growth Fund II, the acquiring fund.

(d) Reflects elimination of duplicate expenses achieved as a result of merging funds.

(e) Reflects the impact of changes to the transfer agent fee that are expected to be implemented on the date the merger is consummated.

(f) Reflects the elimination of shareholder servicing and distribution fees as a result of share classes merging away.

(g) Upon completion of the merger,  it is expected that the advisor will not have to waive/ reimburse fees on the acquiring fund.

15

COLUMBIA SMALL CAP GROWTH FUND II

AND

COLUMBIA SMALL COMPANY EQUITY FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements

September 30, 2005

(unaudited)

Note 1.  Organization

Columbia Small Cap Growth Fund II (the “Acquiring Fund” or the “Fund”), a series of Columbia Funds Series Trust (the “Trust”), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Columbia Small Company Equity Fund (the “Acquired Fund”), a series of the Columbia Fund Trust XI, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks long-term growth of capital by investing in equity securities. The Acquired Fund seeks capital appreciation.

The Acquiring Fund seeks to achieve its investment objective by investing substantially all of its assets in the Columbia Small Cap Growth Master Portfolio (the “Master Portfolio”). The Master Portfolio is a series of Columbia Funds Master Investment Trust. The Master Portfolio has the same investment objective as the Acquiring Fund. The values of the Acquiring Fund’s investment in the Master Portfolio included in the Statement of assets and liabilities reflect the Acquiring Fund’s proportionate beneficial interests in the net assets of the Master Portfolio (97.5% at September 30, 2005). The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Acquiring Fund’s financial statements. Other funds not registered under the 1940 Act and managed by Columbia Management Advisors, LLC, whose financial statements are not presented here, also invest in the Master Portfolio.

Fund Shares

The Acquiring Fund and the Acquired Fund each may issue an unlimited number of shares. The Acquiring Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. The Acquired Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2.  Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Acquired Fund by the Acquiring Fund as if such merger had occurred on October 1, 2004. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Acquired Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies.  The merger will be accomplished by a combination of the net assets of the Acquired Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolios and Pro Forma Statements of Assets and Liabilities of the Acquired Fund and Acquiring Fund have been combined to reflect balances as of September 30, 2005.  The Pro Forma Statements of Operations of the Acquired Fund and Acquiring Fund have been combined to reflect twelve months ended September 30, 2005.  Columbia Management Advisors, LLC (“Columbia”) expects

16

that all of the securities held by the Acquired Fund as of September 30, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund, the Master Portfolio and the Acquired Fund included within their respective annual and semi-annual shareholder reports. The annual shareholder reports are dated March 31, 2005, March 31, 2005 and September 30, 2005 for the Acquiring Fund, the Master Portfolio and Acquired Fund, respectively. The semi-annual shareholder reports are dated September 30, 2005, September 30, 2005 and March 31, 2005 for the Acquiring Fund, the Master Portfolio and Acquired Fund, respectively.

Note 3.  Significant Accounting Policies

Both the Acquiring Fund and the Acquired Fund have substantially the same accounting policies, which are detailed in the shareholder reports referenced above in Note 2.

Federal Income Tax Status

The Acquiring Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes.  In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax.  Therefore, no federal income or excise tax provision is recorded.

Indemnifications

In the normal course of business, the Acquiring Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.  Also, under the Trust’s organizational documents, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 4.  Fees and Compensation paid to Affiliates

Investment advisory fees, administration fees and related party transactions are detailed in the shareholder reports referenced above in Note 2.

Note 5.  Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger.  The number of shares assumed to be issued is equal to the net asset value of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of September 30, 2005.  The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at September 30, 2005:

17

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued with Merger	Total Shares Outstanding Post Combination
Class A Shares	8,118,449	4,573,404	12,691,853
Class B Shares	1,005,894	153,621	1,159,515
Class C Shares	222,411	67,884	290,295
Class Z Shares	19,354,767	8,933,976	28,288,743

Note 6.  Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc., (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”). The SEC Order and the NYAG Settlement are referred to collectively as the “Settlements”. The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds’ independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds’ independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the funds or their shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the “MDL”).

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005.

18

COLUMBIA FUNDS SERIES TRUST

One Financial Center

Boston, MA 02111

(866) 348-1468

FORM N-14

PART C

OTHER INFORMATION

ITEM 15.       Indemnification

Article VII of the Registrant’s Declaration of Trust provides for the indemnification of the Registrant’s trustees, officers, employees and other agents. Indemnification of the Registrant’s administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant’s:

1.               Administration Agreement with CMA;

2.               Distribution Agreement with CMD;

3.     Custody Agreement with State Street; and

4.               Transfer Agency and Services Agreement with CFS and CMA.

The Registrant has entered into a Cross Indemnification Agreement with Columbia Funds Master Investment Trust (the “Master Trust”) dated September 26, 2005. The Master Trust will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities to which the Trust may become subject under the Act, the 1940 Act, or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the Securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the “Offering Documents”), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in

1

reliance upon and in conformity with written information furnished to the Master Trust by the Trust for use in the Offering Documents.

The Trust will indemnify and hold harmless the Master Trust against any losses, claims, damages or liabilities to which the Master Trust may become subject under the Act, the 1940 Act, or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in the Offering Documents or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust expressly for use therein; and will reimburse the Master Trust for any legal or other expenses reasonably incurred by the Master Trust in connection with investigating or defending any such action or claim; provided, however, that the Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust for use in the Offering Documents.

Promptly after receipt by an indemnified party under subsection (a) or (b) above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against an indemnifying party or parties under such subsection, notify the indemnifying party or parties in writing of the commencement thereof; but the omission to so notify the indemnifying party or parties shall not relieve it or them from any liability which it or they may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party or parties of the commencement thereof, the indemnifying party or parties shall be entitled to participate therein and, to the extent that either indemnifying party or both shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party or parties to such indemnified part of its or their election so to assume the defense thereof, the indemnifying party or parties shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule

2

484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.       Exhibits

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

Exhibit No.	Description

(1)(a)	Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(1)(b)	Certificate of Amendment of Certificate of Trust dated September 21, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(1)(c)	Amended and Restated Declaration of Trust dated September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(2)	Not Applicable.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization, filed herewith.

(5)	Not Applicable.

3

Exhibit No.	Description

(6)(a)

Investment Advisory Agreement between Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Series Trust (the “Registrant”) dated September 30, 2005, Schedule I amended November 18, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(6)(b)	CMA Assumption Agreement on behalf of the LifeGoal Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(6)(c)

Investment Advisory Agreement between CMA and the Registrant on behalf of the Fixed Income Sector Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(6)(d)	CMA Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(6)(e)	Investment Sub-Advisory Agreement among CMA, Brandes Investment Partners, L.P. (“Brandes”) and the Registrant dated September 30, 2005, to be filed by amendment.

(6)(f)

Investment Sub-Advisory Agreement among CMA, Marsico Capital Management, LLC (“Marsico Capital”) and the Registrant dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(7)	Distribution Agreement with Columbia Management Distributors, Inc. (“CMD”) dated September 26, 2005, Schedule I and Schedule II amended February 15, 2006, filed February 28, 2006.

(8)	Deferred Compensation Plan adopted December 9, 1999, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(9)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street”) dated June 13, 2005, Appendix A amended February 15, 2006, filed February 28, 2006.

10(a)	Shareholder Servicing and Distribution Plan relating to Class A Shares, Exhibit I amended February 15, 2006, filed February 28, 2006.

10(b)	Distribution Plan relating to all share classes of the Registrant, Exhibits I and II amended February 15, 2006, filed February 28, 2006.

4

Exhibit No.	Description

(10)(b)	Shareholder Administration Plan relating to Class A Shares, Exhibit I amended September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(11)	Opinion of Morrison & Foerster LLP, filed herewith.

(12)	See Item 17(3) of this Part C.

(13)(a)	Administration Agreement dated December 1, 2005, Schedule A last amended February 15, 2006, between the Registrant and CMA, to be filed February 28, 2006.

(13)(b)	Shareholder Administration Plan relating to Class B and Class C Shares, Exhibit I amended September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(13)(c)	Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I amended November 18, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(13)(d)	Shareholder Administration Plan relating to Marsico Shares, Exhibit I amended September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(13)(e)	Shareholder Administration Plan relating to Trust Class Shares, Exhibit I amended November 18, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(13)(f)

Transfer Dividend Disbursing and Shareholders’ Servicing Agent Agreement between Columbia Funds Services, Inc. (“CFS”), CMA and the Registrant dated September 30, 2005, Appendix I last amended February 15, 2006, filed February 28, 2006.

(13)(g)	Cross Indemnification Agreement between Columbia Funds Master Investment Trust and the Registrant dated September 26, 2005, to be filed by amendment.

(14)	Consent of PricewaterhouseCoopers, LLP, filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau, Jr., William A. Hawkins, R. Glenn Hilliard, William P. Carmichael, filed herewith.

5

Exhibit No.	Description

(17)	Form of Proxy Ballot, filed herewith.

Item 17.                               Undertakings.

(1)                                                Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                                The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                                                The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, State of North Carolina on the 1st day of May, 2006.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ Christopher Wilson
Christopher Wilson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on N-14 has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES		TITLE	DATE

*		Chairman	May 1, 2006
(William P. Carmichael)		of the Board of Trustees

/s/ Christopher Wilson		President and	May 1, 2006
Christopher Wilson		Chief Executive Officer
(Principal Executive
Officer)

/s/ J. Kevin Connaughton		Chief Financial Officer	May 1, 2006
J. Kevin Connaughton		(Principal Financial
Officer)

*		Trustee	May 1, 2006
(Edward J. Boudreau, Jr.)

*		Trustee	May 1, 2006
(William A. Hawkins)

*		Trustee	May 1, 2006
(R. Glenn Hilliard)

*		Trustee	May 1, 2006
(Minor Mickel Shaw)

By:	/s/ James R. Bordewick, Jr.
James R. Bordewick, Jr.
*Attorney-in-Fact

EXHIBIT INDEX

Columbia Funds Series Trust

File No. 333-

Exhibit No.	Description

(4)	Agreement and Plan of Reorganization

(11)	Opinion and Consent of Counsel – Morrison & Foerster LLP

(14)	Consent of Independent Accountants -- PricewaterhouseCoopers LLP

(16)	Powers of Attorney

(17)(a)	Form of Proxy Ballot